UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2011

Item 1. Schedule of Investments.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — 24.4%
Banks — 9.4%
Abbey National Treasury Services PLC
$1,750,000	2.875%	04/25/14	$1,613,314
ANZ Capital Trust II(a)(b)
3,500,000	5.360	12/15/49	3,438,750
Astoria Financial Corp.(b)
4,050,000	5.750	10/15/12	4,116,458
Bank of America Corp.
3,250,000	5.750	12/01/17	3,079,851
Bank of Scotland PLC(a)
2,800,000	5.250	02/21/17	2,932,124
BBVA Bancomer SA(a)
3,775,000	7.250	04/22/20	3,756,684
Canadian Imperial Bank of Commerce(a)
6,700,000	1.500	12/12/14	6,709,199
Capital One Bank USA NA
1,825,000	8.800	07/15/19	2,098,522
Capital One Capital III(b)
1,225,000	7.686	08/15/36	1,215,813
Capital One Capital IV(b)(c)
3,475,000	6.745	02/17/37	3,405,500
Cie de Financement Foncier(a)
2,100,000	2.125	04/22/13	2,077,450
Citigroup Capital XXI(b)(c)
4,235,000	8.300	12/21/57	4,266,762
Citigroup, Inc.
7,125,000	5.000	09/15/14	7,016,389
Commonwealth Bank of Australia(a)(b)(c)
3,740,000	6.024	03/15/49	3,457,387
Discover Bank
2,075,000	8.700	11/18/19	2,362,848
DnB NOR Boligkreditt AS(a)
19,500,000	2.100	10/14/15	19,341,991
10,900,000	2.900	03/29/16	11,080,896
ING Bank NV(a)
3,500,000	2.375	06/09/14	3,411,999
8,000,000	2.500	01/14/16	7,855,824
JPMorgan Chase & Co.
5,600,000	4.350	08/15/21	5,633,192
JPMorgan Chase Capital XXV
1,600,000	6.800	10/01/37	1,600,000
National City Preferred Capital Trust I(b)(c)
3,675,000	12.000	12/10/49	3,858,750
Nordea Eiendomskreditt AS(a)
11,100,000	1.875	04/07/14	11,103,054
Regions Financial Corp.
3,475,000	5.750	06/15/15	3,336,000
Resona Preferred Global Securities Ltd.(a)(b)(c)
3,650,000	7.191	07/30/49	3,609,273
Royal Bank of Scotland PLC(a)
1,950,000	4.875	08/25/14	1,908,034
Sovereign Bank
975,000	8.750	05/30/18	1,060,627
Sparebank 1 Boligkreditt AS(a)
13,400,000	2.625	05/27/16	13,516,138
Stadshypotek AB(a)
9,300,000	1.450	09/30/13	9,283,669
SunTrust Banks, Inc.(b)
2,450,000	3.600	04/15/16	2,480,124

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Banks — (continued)
U.S. Bancorp
$3,750,000	3.442%	02/01/16	$3,807,503

			154,434,125

Brokerage — 0.6%
Merrill Lynch & Co., Inc.
2,950,000	6.400	08/28/17	2,856,497
Morgan Stanley, Inc.(b)
8,050,000	6.625	04/01/18	7,868,923

			10,725,420

Chemicals(b) — 0.5%
Ecolab, Inc.
3,625,000	3.000	12/08/16	3,761,745
3,550,000	4.350	12/08/21	3,809,461

			7,571,206

Distributor(a)(b) — 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
1,700,000	5.500	09/30/14	1,819,000

Electric(b) — 0.4%
Ipalco Enterprises, Inc.
1,175,000	5.000	05/01/18	1,145,625
Nevada Power Co.
2,725,000	7.125	03/15/19	3,413,501
PPL WEM Holdings PLC(a)
2,290,000	5.375	05/01/21	2,401,409

			6,960,535

Energy — 2.7%
Anadarko Petroleum Corp.(b)
4,900,000	6.375	09/15/17	5,672,486
BP Capital Markets PLC
1,925,000	3.200	03/11/16	2,022,270
4,000,000	4.500 (b)	10/01/20	4,402,402
Dolphin Energy Ltd.(a)(b)
1,475,075	5.888	06/15/19	1,593,081
Gaz Capital SA for Gazprom(d)
2,690,000	9.250	04/23/19	3,194,375
Nexen, Inc.(b)
1,800,000	7.500	07/30/39	2,156,269
Pemex Project Funding Master Trust(b)
3,470,000	6.625	06/15/35	3,929,775
Petrobras International Finance Co.(b)
550,000	5.750	01/20/20	586,983
PTT Exploration and Production Public Co. Ltd.(a)
2,490,000	5.692	04/05/21	2,604,291
Schlumberger Investment SA(a)(b)
2,350,000	3.300	09/14/21	2,414,242
TNK-BP Finance SA
1,570,000	7.875	03/13/18	1,677,937
Transocean, Inc.(b)
1,000,000	4.950	11/15/15	1,012,608
1,875,000	6.000	03/15/18	1,906,445
4,050,000	6.500	11/15/20	4,166,728
2,350,000	6.375	12/15/21	2,497,775
Weatherford International Ltd.(b)
3,286,000	9.625	03/01/19	4,255,185

			44,092,852

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Financial(a) — 0.2%
FUEL Trust
$3,575,000	3.984%	06/15/16	$3,551,310

Food & Beverage — 1.0%
Anheuser-Busch InBev Worldwide, Inc.(b)
5,775,000	7.750	01/15/19	7,493,808
Kraft Foods, Inc.
1,975,000	6.500	02/09/40	2,537,405
Pernod-Ricard SA(a)(b)
5,475,000	4.450	01/15/22	5,735,528
Wm. Wrigley Jr. Co.(a)(b)
1,400,000	3.700	06/30/14	1,443,304

			17,210,045

Health Care — Medical Products(b) — 0.5%
DENTSPLY International, Inc.
1,550,000	2.750	08/15/16	1,560,758
Life Technologies Corp.
2,275,000	6.000	03/01/20	2,551,533
PerkinElmer, Inc.
3,700,000	5.000	11/15/21	3,764,937

			7,877,228

Health Care — Services(b) — 0.5%
Aristotle Holding, Inc.(a)
2,900,000	3.500	11/15/16	2,940,297
Cigna Corp.
1,825,000	2.750	11/15/16	1,829,982
Express Scripts, Inc.
3,600,000	3.125	05/15/16	3,619,794

			8,390,073

Life Insurance(b) — 0.5%
MetLife Capital Trust X(a)
2,000,000	9.250	04/08/38	2,285,000
Reinsurance Group of America, Inc.(c)
2,575,000	6.750	12/15/65	2,214,500
The Northwestern Mutual Life Insurance Co.(a)
3,600,000	6.063	03/30/40	4,321,555

			8,821,055

Media — Cable — 0.1%
Comcast Cable Communications Holdings, Inc.
1,220,000	8.375	03/15/13	1,328,351

Media — Non Cable(b) — 1.0%
NBCUniversal Media LLC
7,525,000	4.375	04/01/21	8,026,625
News America, Inc.
3,800,000	6.150	02/15/41	4,360,380
WPP Finance UK
2,975,000	8.000	09/15/14	3,336,989

			15,723,994

Metals & Mining — 0.6%
Freeport-McMoRan Copper & Gold, Inc.(b)
3,544,000	8.375	04/01/17	3,752,210

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Metals & Mining — (continued)
Newcrest Finance Pty Ltd.(a)
	$3,275,000	4.450%		11/15/21	$3,230,362
Teck Resources Ltd.(b)
	2,450,000	10.750		05/15/19	2,995,125

					9,977,697

Noncaptive — Financial — 0.5%
International Lease Finance Corp.
	4,000,000	5.750		05/15/16	3,720,000
SLM Corp.
AUD	1,500,000	6.000		05/10/12	1,525,289
	$3,075,000	6.250	(b)	01/25/16	3,005,894

					8,251,183

Pharmaceuticals(b) — 0.3%
Amgen, Inc.
	4,150,000	3.875		11/15/21	4,187,827

Pipelines(b) — 1.0%
CenterPoint Energy Resources Corp. Series B
	4,075,000	5.950		01/15/14	4,422,443
El Paso Pipeline Partners Operating Co. LLC
	1,650,000	6.500		04/01/20	1,819,125
Energy Transfer Partners LP
	1,750,000	5.950		02/01/15	1,894,336
Tennessee Gas Pipeline Co.
	1,450,000	8.375		06/15/32	1,832,467
TransCanada PipeLines Ltd.(c)
	3,200,000	6.350		05/15/67	3,184,000
Valmont Industries, Inc.
	2,225,000	6.625		04/20/20	2,581,673

					15,734,044

Property/Casualty Insurance(b) — 0.8%
Arch Capital Group Ltd.
	1,375,000	7.350		05/01/34	1,627,278
QBE Capital Funding III Ltd.(a)(c)
	2,425,000	7.250		05/24/41	2,135,305
QBE Insurance Group Ltd.(a)(c)
	3,150,000	5.647		07/01/23	2,820,516
The Chubb Corp.(c)
	4,225,000	6.375		03/29/67	4,098,250
Transatlantic Holdings, Inc.
	2,025,000	8.000		11/30/39	2,308,771

					12,990,120

Real Estate Investment Trusts — 2.0%
Brandywine Operating Partnership LP(b)
	3,175,000	4.950		04/15/18	3,133,915
Developers Diversified Realty Corp.
	1,525,000	9.625		03/15/16	1,770,906
	3,500,000	7.500	(b)	04/01/17	3,779,283
Duke Realty LP(b)
	3,025,000	5.950		02/15/17	3,251,041
ERP Operating LP(b)
	3,000,000	4.625		12/15/21	3,036,076
HCP, Inc.(b)
	1,500,000	6.300		09/15/16	1,643,885
	2,950,000	6.000		01/30/17	3,185,042
Kilroy Realty LP(b)
	1,125,000	5.000		11/03/15	1,165,991
	2,375,000	6.625		06/01/20	2,556,975

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Real Estate Investment Trusts — (continued)
ProLogis(d)
$950,000	2.250%	04/01/37	$947,625
1,200,000	1.875 (b)	11/15/37	1,176,000
Simon Property Group LP(b)
3,350,000	10.350	04/01/19	4,645,251
WCI Finance LLC(a)(b)
2,986,000	5.400	10/01/12	3,059,378

			33,351,368

Retailers — 0.2%
Macy’s Retail Holdings, Inc.
2,700,000	7.450	07/15/17	3,155,915

Schools(b) — 0.3%
Rensselaer Polytechnic Institute
4,200,000	5.600	09/01/20	4,726,722

Technology — Hardware(b) — 0.2%
Hewlett-Packard Co.
2,775,000	3.000	09/15/16	2,776,216

Tobacco — 0.1%
Altria Group, Inc.
1,650,000	9.700	11/10/18	2,229,950

Transportation(a) — 0.2%
Transnet Ltd.
4,150,000	4.500	02/10/16	4,170,750

Wirelines Telecommunications(b) — 0.7%
AT&T, Inc.
6,975,000	2.950	05/15/16	7,269,040
Verizon Communications, Inc.
4,950,000	3.500	11/01/21	5,149,149

			12,418,189

TOTAL CORPORATE OBLIGATIONS			$402,475,175

Mortgage-Backed Obligations — 35.8%
Adjustable Rate Non-Agency(c) — 0.9%
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-05, Class 1A1
$48,654	2.808%	08/25/33	$40,566
Bear Stearns Adjustable Rate Mortgage Trust Series 2006-02, Class 3A2
496,134	5.667	07/25/36	311,307
Bear Stearns Alt-A Trust Series 2005-8, Class 11A1
1,398,490	0.564	10/25/35	716,958
Countrywide Home Loan Mortgage Pass-Through Trust Series 2003-37, Class 1A1
28,496	2.866	08/25/33	20,401
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
48,490	2.382	03/25/33	37,887
Downey Savings & Loan Association Mortgage Loan Trust Series 2005-AR6, Class 2A1A
4,195,131	0.575	10/19/45	2,527,310
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
1,137,033	0.525	01/19/36	622,834
Lehman XS Trust Series 2005-5N, Class 3A1A
4,974,438	0.594	11/25/35	3,350,582

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Lehman XS Trust Series 2005-9N, Class 1A1
	$5,863,365	0.564%	02/25/36	$3,039,864
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
	2,613,854	1.058	12/25/46	661,132
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
	6,994,022	6.465	11/25/37	2,951,344
Sequoia Mortgage Trust Series 2003-4, Class 1A2
	1,685,696	0.750	07/20/33	1,320,180
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19, Class A7
	99,458	2.545	02/25/33	81,064

				15,681,429

Collateralized Mortgage Obligations — 1.6%
Interest Only(c)(e) — 0.0%
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(f)
	$262,222	0.000%	11/25/32	$—
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(f)
	822,946	0.000	07/25/33	1
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(f)
	1,079,821	0.000	08/25/33	1
FNMA REMIC Series 2004-47, Class EI(f)
	2,305,934	0.000	06/25/34	9,713
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, Class AI0
	2,948,811	0.755	06/25/33	21,070

				30,785

Inverse Floaters(c) — 0.1%
GNMA Series 2001-48, Class SA
	90,940	25.569	10/16/31	146,202
GNMA Series 2001-51, Class SA
	172,561	31.276	10/16/31	294,064
GNMA Series 2001-51, Class SB
	178,333	25.569	10/16/31	294,629
GNMA Series 2002-13, Class SB
	213,403	36.248	02/16/32	368,243

				1,103,138

Inverse Floating Rate — Interest Only(c)(e) — 0.0%
FNMA REMIC Series 2003-46, Class BS
	284,880	7.406	04/25/17	2,006

Planned Amortization Class — 0.0%
FHLMC REMIC Series 2639, Class UL
	87,718	4.750	03/15/22	90,794
FNMA REMIC Series 2003-134, Class ME
	133,719	4.500	06/25/33	141,675
FNMA REMIC Series 2004-64, Class BA
	93,946	5.000	03/25/34	98,990

				331,459

Regular Floater(c) — 0.2%
FHLMC REMIC Series 3038, Class XA(f)
	17,915	0.000	09/15/35	17,850
FNMA REMIC Series 2004-62, Class DI(e)(f)
	917,850	0.000	07/25/33	2,711
FNMA REMIC Series 2004-71, Class DI(e)(f)
	2,281,734	0.000	04/25/34	7,063
Granite Mortgages PLC Series 2003-3, Class 2A
EUR	1,422,524	1.959	01/20/44	1,764,431

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(c) — (continued)
Granite Mortgages PLC Series 2004-2, Class 3A
GBP	229,767	1.390%	06/20/44	$341,875
Granite Mortgages PLC Series 2004-3, Class 2A1
	$424,649	0.843	09/20/44	406,900
Granite Mortgages PLC Series 2004-3, Class 2A2
EUR	534,236	1.697	09/20/44	662,456
Granite Mortgages PLC Series 2004-3, Class 3A1
GBP	128,516	1.430	09/20/44	191,240

				3,394,526

Sequential Fixed Rate — 1.3%
FHLMC Multifamily Structured Pass-Through Certificates Series K703, Class A2
	$7,000,000	2.699	05/25/18	7,235,931
FHLMC REMIC Series 2664, Class MA
	40,706	5.000	04/15/30	40,722
NCUA Guaranteed Notes Series 2010-C1, Class APT
	7,257,316	2.650	10/29/20	7,570,288
NCUA Guaranteed Notes Series 2010-R1, Class 2A
	1,018,717	1.840	10/07/20	1,025,721
NCUA Guaranteed Notes Series A4
	5,000,000	3.000	06/12/19	5,304,450

				21,177,112

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$26,039,026

Commercial Mortgage-Backed Securities — 1.7%
Sequential Fixed Rate — 1.0%
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
	$9,000,000	4.954%	09/15/30	$9,808,213
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
	6,000,000	5.156	02/15/31	6,584,359

				16,392,572

Sequential Floating Rate(c) — 0.7%
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
	10,175,000	5.197	11/15/30	11,172,682

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$27,565,254

Federal Agencies — 31.6%
Adjustable Rate FNMA(c) — 1.0%
	$19,360	2.453%	06/01/33	$20,226
	2,697,794	2.470	07/01/34	2,873,151
	6,663,169	2.335	09/01/34	7,023,666
	4,973,146	2.538	05/01/35	5,286,340
	1,755,951	2.069	06/01/35	1,847,513

				17,050,896

FHLMC — 4.3%
	226,126	6.500	12/01/13	232,332
	730	7.000	10/01/14	777
	102,111	6.000	12/01/14	105,380
	5,972	7.000	05/01/15	6,359
	22,014	8.000	07/01/15	23,587
	8,027	7.000	02/01/16	8,722
	12,596	7.000	03/01/16	13,578
	251,680	7.500	05/01/16	273,450

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$955	5.000%	11/01/16	$1,025
3,850	5.000	01/01/17	4,121
22,539	5.000	02/01/17	24,122
12,553	5.000	03/01/17	13,436
1,387	5.000	04/01/17	1,484
108,123	5.000	09/01/17	115,723
273,037	5.000	10/01/17	292,225
886	7.000	10/01/17	1,008
161,214	5.000	11/01/17	172,545
63,427	5.000	12/01/17	67,885
98,615	5.000	01/01/18	105,573
256,892	5.000	02/01/18	274,986
185,230	5.000	03/01/18	198,293
114,180	5.000	04/01/18	122,310
71,812	5.000	05/01/18	76,900
54,168	5.000	06/01/18	57,997
110,979	5.000	07/01/18	118,897
37,696	5.000	08/01/18	40,399
174,199	4.500	09/01/18	185,108
16,586	5.000	10/01/18	17,824
29,232	5.000	11/01/18	31,413
259,353	5.000	06/01/19	279,838
1,245,264	4.500	10/01/23	1,338,418
111,750	5.500	10/01/25	121,496
96,089	5.500	11/01/25	104,469
29,260	7.000	06/01/26	33,760
54,035	7.500	03/01/27	62,955
46,273	7.500	12/01/30	52,128
34,119	7.500	01/01/31	38,437
214,512	6.500	10/01/33	239,256
652,001	5.000	12/01/35	707,319
1,644	5.500	02/01/36	1,788
24,827	6.000	04/01/37	27,435
6,731	6.000	07/01/37	7,440
309,210	6.000	09/01/37	341,784
827,334	5.500	02/01/38	898,205
200,042	6.000	07/01/38	221,742
65,141	6.500	09/01/38	72,412
2,033,188	5.500	10/01/38	2,205,908
17,644	6.000	10/01/38	19,591
5,767,088	6.000	11/01/38	6,381,869
2,555,041	5.500	12/01/38	2,772,094
307,662	6.000	12/01/38	341,036
154,657	6.000	01/01/39	171,724
522,129	5.500	02/01/39	566,485
946,731	5.000	06/01/39	1,019,746
105,660	4.500	07/01/39	111,965
40,973	4.500	08/01/39	43,418
10,790,347	4.500	09/01/39	11,570,434
1,373,113	4.500	10/01/39	1,462,250
3,848,938	4.500	11/01/39	4,078,631
12,128,727	4.500	12/01/39	12,852,531
479,882	4.500	01/01/40	508,519
5,464,422	5.500	01/01/40	5,928,628
592,310	4.500	04/01/40	628,945
94,864	4.500	05/01/40	100,732
169,929	4.500	06/01/40	180,440
1,430,488	4.500	07/01/40	1,518,965
64,223	4.000	08/01/40	67,455
32,499	4.500	08/01/40	34,509
177,855	4.000	09/01/40	186,806
57,595	4.500	09/01/40	61,156
41,465	4.000	10/01/40	43,551
28,556	4.500	10/01/40	30,322
257,695	4.000	11/01/40	270,663

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$19,386	4.500%	11/01/40	$20,585
3,864,181	4.000	12/01/40	4,058,637
74,006	4.500	12/01/40	78,583
85,064	4.500	02/01/41	90,508
143,287	4.500	03/01/41	152,457
317,166	4.500	04/01/41	337,461
241,341	4.500	05/01/41	256,785
1,162,540	4.500	06/01/41	1,236,931
88,012	4.500	08/01/41	93,644
184,379	4.500	09/01/41	196,178
996,023	4.000	10/01/41	1,049,209
112,182	4.500	10/01/41	119,360
1,992,107	4.000	11/01/41	2,092,696
1,000,000	4.000	01/01/42	1,052,050

			71,129,798

FNMA — 24.2%
1,120,178	7.040	08/01/15	1,233,177
101,524	8.500	10/01/15	109,568
3,806	7.000	01/01/16	4,107
4,929,082	2.800	03/01/18	5,138,646
2,977,366	3.740	05/01/18	3,245,502
3,480,000	3.840	05/01/18	3,770,078
1,200,731	4.500	05/01/18	1,280,748
2,831,622	4.500	06/01/18	3,020,322
140,870	5.000	06/01/18	151,468
1,437,637	4.500	07/01/18	1,533,441
1,350,809	4.500	08/01/18	1,440,828
25,529	6.000	08/01/18	28,123
1,748	6.500	10/01/18	1,945
9,000,000	4.506	06/01/19	10,003,352
2,274,101	3.416	10/01/20	2,409,759
1,681,456	3.632	12/01/20	1,803,283
10,186,269	3.763	12/01/20	10,998,691
632,922	5.500	09/01/23	689,466
154,554	5.500	10/01/23	168,681
1,842,857	5.000	02/01/24	1,985,636
288,569	7.000	08/01/27	331,650
8,627	6.500	09/01/27	9,603
849,142	7.000	03/01/28	976,021
11,608	6.500	05/01/28	12,921
2,440	5.500	01/01/29	2,712
199	5.500	04/01/29	218
2,488	8.000	01/01/31	2,494
20,582	8.000	02/01/31	24,648
219,861	7.000	03/01/31	247,472
18,637	5.500	02/01/33	20,302
377,693	5.500	03/01/33	411,435
43,736	5.500	05/01/33	47,644
51,031	5.000	07/01/33	55,129
11,185	5.500	07/01/33	12,184
273,172	5.000	08/01/33	295,066
117,477	5.500	08/01/33	127,972
36,692	5.000	09/01/33	39,639
216,107	5.500	09/01/33	235,380
8,439	6.500	09/01/33	9,451
3,679	5.500	10/01/33	4,007
26,254	5.000	11/01/33	28,366
52,357	5.500	11/01/33	57,026
18,489	5.000	12/01/33	19,977
13,202	5.500	12/01/33	14,379
16,596	5.000	01/01/34	17,931
20,164	5.500	01/01/34	21,962
43,680	5.500	02/01/34	47,575
11,347	5.000	03/01/34	12,260

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$4,849	5.500%	03/01/34	$5,282
7,387	5.500	04/01/34	8,045
929,841	5.500	05/01/34	1,012,906
35,148	5.500	07/01/34	38,282
10,940	5.500	08/01/34	11,916
604	5.500	10/01/34	659
428,275	5.500	12/01/34	467,003
1,060	6.000	12/01/34	1,173
525,631	5.000	04/01/35	571,522
29,829	5.500	04/01/35	32,527
26,549,709	5.000	07/01/35	28,686,835
29,077	5.500	07/01/35	31,711
1,185	5.500	08/01/35	1,294
59,758	5.500	09/01/35	65,209
46,867	5.500	11/01/35	51,230
5,407	5.500	12/01/35	5,900
7,830	5.500	01/01/36	8,559
51,797	5.500	02/01/36	56,663
2,353,188	5.500	03/01/36	2,570,628
103,986	6.000	03/01/36	114,823
28,994	5.500	04/01/36	31,720
24,790	6.000	04/01/36	27,373
601,368	6.000	11/01/36	662,451
941,166	6.000	12/01/36	1,036,764
526,846	6.000	01/01/37	580,399
5,859	5.500	02/01/37	6,387
10,480	5.500	04/01/37	11,424
10,558	5.500	05/01/37	11,510
4,970	5.500	06/01/37	5,421
506	5.500	08/01/37	552
1,905	5.500	12/01/37	2,079
36,624	6.000	12/01/37	40,567
167,015	5.000	02/01/38	178,842
5,093	5.500	02/01/38	5,559
13,945	5.500	03/01/38	15,228
5,678	5.500	05/01/38	6,201
198,400	6.000	05/01/38	218,712
17,181	5.500	06/01/38	18,761
15,635	6.000	06/01/38	17,368
18,571	5.500	07/01/38	20,279
38,905	6.000	07/01/38	43,215
15,639	6.000	08/01/38	17,372
3,596,223	6.000	11/01/38	3,961,405
278	5.500	12/01/38	307
164,182	4.500	04/01/39	177,137
37,449	4.500	05/01/39	40,404
113,048	4.500	07/01/39	122,519
315,512	5.000	07/01/39	341,509
500,720	4.500	08/01/39	542,310
793,110	5.500	08/01/39	867,487
1,397,865	4.500	09/01/39	1,516,028
2,052,376	4.500	10/01/39	2,209,481
170,857	4.500	11/01/39	184,819
3,142,447	4.500	12/01/39	3,403,588
185,812	4.500	11/01/40	197,836
11,382,667	4.000	12/01/40	11,968,094
7,089,765	4.500	12/01/40	7,550,457
5,421,028	4.000	02/01/41	5,699,840
2,944,408	5.000	02/01/41	3,198,865
1,453,597	4.000	03/01/41	1,528,812
40,108,829	4.000	04/01/41	42,288,371
10,022,354	4.500	04/01/41	10,703,560
2,121,051	5.000	04/01/41	2,299,523
2,536,025	5.000	05/01/41	2,744,984
367,648	5.000	06/01/41	397,940
2,684,025	4.500	07/01/41	2,860,243

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$4,409,372	4.500%		08/01/41	$4,697,080
2,852,611	4.500		09/01/41	3,037,973
382,379	4.000		10/01/41	402,282
1,798,811	4.500		10/01/41	1,917,496
17,017,628	5.000		10/01/41	18,529,119
6,988,625	4.000		11/01/41	7,368,086
5,617,621	4.000		12/01/41	5,910,018
7,000,000	4.000		01/01/42	7,364,179
74,000,000	3.000		TBA — 15yr(g)	76,416,559
2,000,000	3.500		TBA — 15yr(g)	2,091,250
47,000,000	3.500		TBA — 30yr(g)	48,343,909
19,000,000	4.000		TBA — 30yr(g)	19,955,938
8,000,000	6.500		TBA — 30yr(g)	8,903,125

				398,545,129

GNMA — 2.1%
1,772,015	3.950		07/15/25	1,897,393
42,311	6.000		11/15/38	47,883
1,888,263	4.500		06/15/39	2,080,925
860,819	4.500		07/15/39	948,650
78,398	5.000		07/15/39	87,591
3,022,678	5.000		08/15/39	3,369,577
178,587	4.500		10/15/39	196,807
24,000,000	4.000		TBA — 30yr(g)	25,741,874

				34,370,700

TOTAL FEDERAL AGENCIES				$521,096,523

TOTAL MORTGAGE-BACKED OBLIGATIONS				$590,382,232

Agency Debentures — 3.4%
FHLB
$27,000,000	0.210	%(h)	01/04/13	$26,983,071
8,400,000	5.375		05/15/19	10,379,603
2,400,000	5.000		09/28/29	2,901,972
FHLMC
13,400,000	0.625		12/29/14	13,409,639
Small Business Administration
154,041	6.300		06/01/18	168,316
Tennessee Valley Authority
1,400,000	4.625		09/15/60	1,663,734

TOTAL AGENCY DEBENTURES				$55,506,335

Asset-Backed Securities — 3.9%
Home Equity — 1.0%
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(c)
$3,400,000	1.544%		10/25/37	$2,517,385
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(c)
6,500,000	1.744		10/25/37	2,643,826
Countrywide Home Equity Loan Trust Series 2002-E, Class A(c)
346,828	0.538		10/15/28	328,186
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A(c)
377,059	0.498		12/15/29	290,555
Countrywide Home Equity Loan Trust Series 2006-HW, Class 2A1B(c)
9,298,848	0.428		11/15/36	7,203,155

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
$1,207,602	7.000%	09/25/37	$861,947
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
1,850,374	7.000	09/25/37	1,295,336
Impac CMB Trust Series 2004-08, Class 1A(c)
566,702	1.014	10/25/34	329,815
Impac CMB Trust Series 2004-10, Class 2A(c)
696,826	0.934	03/25/35	425,777

			15,895,982

Manufactured Housing — 0.0%
Mid-State Trust Series 4, Class A
786,977	8.330	04/01/30	792,071

Student Loan(c) — 2.9%
Brazos Higher Education Authority, Inc Series 2004 I-A-2
10,064,093	0.734	06/27/22	9,921,211
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
975,500	0.684	09/25/23	963,204
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2
10,000,000	1.306	02/25/30	9,714,396
Brazos Higher Education Authority, Inc. Series 2011-2, Class A2
9,000,000	1.268	07/25/29	8,750,894
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2005 I-A-2
5,714,500	0.654	12/26/18	5,675,127
Education Funding Capital Trust I Series 2004-1, Class A2
2,074,756	0.706	12/15/22	2,048,592
GCO Education Loan Funding Trust Series 2006-1, Class A10L
600,000	0.696	02/27/28	510,294
GCO Education Loan Funding Trust Series 2006-1, Class A11L
1,500,000	0.736	05/25/36	1,217,386
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
2,170,207	1.456	02/25/42	2,095,295
Northstar Education Finance, Inc. Series 2005-1, Class A1
559,710	0.525	10/28/26	553,884
South Carolina Student Loan Corp. Series 2005, Class A2
5,000,000	0.647	12/01/20	4,745,608
US Education Loan Trust LLC Series 2006-1, Class A2(a)
924,610	0.657	03/01/25	904,946

			47,100,837

TOTAL ASSET-BACKED SECURITIES			$63,788,890

Foreign Debt Obligations — 2.1%
Sovereign — 1.8%
Federal Republic of Brazil
$1,710,000	8.250%	01/20/34	$2,577,825
1,460,000	7.125	01/20/37	2,022,100
Republic of Chile
9,450,000	3.875	08/05/20	10,288,620
Republic of Colombia
7,390,000	4.375	07/12/21	7,907,300
Russian Federation
100,000	5.000	04/29/20	103,125
State of Qatar(a)
5,410,000	5.250	01/20/20	5,937,475

			28,836,445

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Foreign Debt Obligations — (continued)
Supranational — 0.3%
North American Development Bank
$5,100,000	4.375%	02/11/20	$5,669,852

TOTAL FOREIGN DEBT OBLIGATIONS			$34,506,297

Municipal Debt Obligations — 0.5%
California — 0.3%
California State GO Bonds Build America Taxable Series 2009
$950,000	7.500%	04/01/34	$1,139,857
1,650,000	7.550	04/01/39	2,017,488
California State GO Bonds Build America Taxable Series 2010
1,645,000	7.950	03/01/36	1,860,133

			5,017,478

Illinois — 0.1%
Illinois State GO Bonds Build America Series 2010
1,280,000	7.350	07/01/35	1,411,994

Ohio — 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,700,000	6.270	02/15/50	1,915,883

TOTAL MUNICIPAL DEBT OBLIGATIONS			$8,345,355

Government Guarantee Obligations — 11.8%
Achmea Hypotheekbank NV(a)(i)
$4,316,000	3.200%	11/03/14	$4,529,413
ANZ National (International) Ltd.(a)(i)
12,500,000	3.250	04/02/12	12,571,225
BRFkredit AS(a)(i)
17,100,000	2.050	04/15/13	17,415,546
Citibank NA(c)(j)
3,300,000	0.465	05/07/12	3,304,914
2,100,000	0.497	06/04/12	2,101,451
Citigroup Funding, Inc.(j)
36,700,000	1.875	10/22/12	37,204,992
12,200,000	1.875	11/15/12	12,375,631
Commonwealth Bank of Australia(a)(i)
5,700,000	2.500	12/10/12	5,796,398
Danske Bank AS(a)(i)
3,500,000	2.500	05/10/12	3,522,019
FIH Erhvervsbank AS(a)(i)
9,200,000	2.000	06/12/13	9,331,063
General Electric Capital Corp.(j)
7,700,000	2.000	09/28/12	7,804,759
13,700,000	2.625	12/28/12	14,024,216
Israel Government AID Bond(j)
4,000,000	5.500	09/18/33	5,256,234
Kreditanstalt fuer Wiederaufbau MTN(i)
8,700,000	2.500	05/28/13	8,901,466
LeasePlan Corp. NV(a)(i)
9,000,000	3.000	05/07/12	9,068,742
Royal Bank of Scotland PLC(a)(i)
15,700,000	1.500	03/30/12	15,727,930
Swedbank AB(a)(i)
8,400,000	2.800	02/10/12	8,419,791
3,100,000	2.900	01/14/13	3,173,665

Principal	Interest		Maturity
Amount	Rate		Date	Value
Government Guarantee Obligations — (continued)
Swedish Housing Finance Corp.(a)(i)
$2,500,000	3.125%		03/23/12	$2,513,870
Westpac Banking Corp.(a)(i)
9,800,000	1.900		12/14/12	9,890,209
Westpac Securities NZ Ltd.(a)(i)
1,500,000	2.500		05/25/12	1,509,174

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$194,442,708

U.S. Treasury Obligations — 27.4%
United States Treasury Bonds
$1,100,000	6.125%		11/15/27	$1,634,446
1,100,000	5.375		02/15/31	1,567,764
3,100,000	4.500		05/15/38	4,085,614
200,000	4.250		05/15/39	254,380
8,500,000	4.375	(k)	11/15/39	11,033,596
15,700,000	4.375	(k)	05/15/40	20,391,161
11,500,000	4.250		11/15/40	14,662,845
700,000	4.750		02/15/41	964,803
23,700,000	4.375		05/15/41	30,880,627
3,400,000	3.125	(h)	11/15/41	3,562,282
United States Treasury Inflation Protected Securities
8,185,970	3.000		07/15/12	8,367,617
1,972,608	1.875		07/15/13	2,064,157
United States Treasury Notes
39,700,000	0.375		07/31/13	39,792,896
147,500,000	0.250		11/30/13	147,517,701
16,600,000	0.625		07/15/14	16,728,484
18,800,000	0.500		10/15/14	18,877,851
11,700,000	0.375		11/15/14	11,708,190
51,400,000	0.250		12/15/14	51,231,406
11,000,000	1.500		07/31/16	11,373,119
6,000,000	1.000		09/30/16	6,061,680
3,900,000	1.000		10/31/16	3,937,674
4,000,000	0.875		11/30/16	4,012,080
25,600,000	1.375		11/30/18	25,684,224
12,600,000	2.125		08/15/21	12,922,307
2,400,000	2.000	(h)	11/15/21	2,427,192

TOTAL U.S. TREASURY OBLIGATIONS				$451,744,096

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS				$1,801,191,088

Short-term Investments — 2.9%
U.S. Treasury Obligation(l) — 2.4%
United States Treasury Bill
$39,000,000	0.000%		03/15/12	$38,998,396

Repurchase Agreement(m) — 0.5%
Joint Repurchase Agreement Account II
9,200,000	0.042		01/03/12	9,200,000

TOTAL SHORT-TERM INVESTMENTS — 2.9%				$48,198,396

TOTAL INVESTMENTS — 112.2%				$1,849,389,484

LIABILITIES IN EXCESS OF OTHER ASSETS — (12.2)%				(200,493,113)

NET ASSETS — 100.0%				$1,648,896,371

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $265,480,477, which represents approximately 16.1% of net assets as of December 31, 2011.

(b) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(d) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e) Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(g) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $181,452,655 which represents approximately 11% of net assets as of December 31, 2011.

(h) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(i) Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $112,370,511, which represents approximately 6.8% of net assets as of December 31, 2011.

(j) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $82,072,197, which represents approximately 5.0% of net assets as of December 31, 2011.

(k) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(l) Issued with a zero coupon. Income is recognized through the accretion of discount.

(m) Joint repurchase agreement was entered into on December 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona

Investment Abbreviations:
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
MTN	— Medium Term Note
NCUA	— National Credit Union Administration
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2011, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Barclays Bank PLC	SEK/NOK	03/21/12	$945,913	$21,037
	USD/EUR	03/21/12	945,505	27,030
Citibank NA	CHF/EUR	03/21/12	787,489	3,956
	JPY/EUR	03/21/12	970,114	25,995
	USD/CHF	03/21/12	2,772,408	16,000
Deutsche Bank AG (London)	CAD/EUR	03/21/12	949,391	26,511
	NZD/USD	03/21/12	842,211	2,536
	USD/EUR	03/21/12	1,903,962	18,158
HSBC Bank PLC	JPY/USD	03/21/12	2,580,830	26,471
	USD/EUR	03/21/12	972,704	6,249
	USD/SEK	03/21/12	4,220,638	44,362
JPMorgan Securities, Inc.	USD/EUR	01/20/12	3,977,818	7,917
	USD/EUR	03/21/12	5,666,444	44,670
Morgan Stanley Capital Services, Inc.	USD/EUR	03/21/12	974,000	6,586
Royal Bank of Canada	CAD/EUR	03/21/12	972,704	23,071
	CAD/USD	03/21/12	2,680,605	16,062
State Street Bank	CAD/EUR	03/21/12	1,947,999	40,036
	USD/EUR	03/21/12	3,102,168	16,197
	USD/GBP	03/21/12	4,063,812	16,323
UBS AG (London)	USD/CHF	03/21/12	422,748	5,252
Westpac Banking Corp.	NZD/USD	03/21/12	971,477	36,760

TOTAL				$431,179

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

Barclays Bank PLC	EUR/GBP	03/21/12	$1,032,128	$(2,382)
Citibank NA	EUR/JPY	03/21/12	989,102	(18,988)
	USD/NOK	03/21/12	1,308,441	(1,973)
Credit Suisse International (London)	EUR/CHF	03/21/12	979,393	(6,688)
	EUR/USD	03/21/12	974,000	(5,668)
Deutsche Bank AG (London)	EUR/CHF	03/21/12	984,310	(10,310)
	EUR/SEK	03/21/12	991,162	(5,506)
	EUR/USD	03/21/12	977,885	(1,999)
HSBC Bank PLC	USD/SEK	03/21/12	2,742,940	(40,347)
JPMorgan Securities, Inc.	EUR/CHF	03/21/12	1,776,371	(14,882)
	EUR/SEK	03/21/12	1,907,286	(25,343)
	EUR/USD	03/21/12	3,861,028	(57,132)
Morgan Stanley Capital Services, Inc.	EUR/USD	03/21/12	954,572	(20,199)
Royal Bank of Canada	CAD/USD	03/21/12	959,740	(260)
	EUR/CAD	03/21/12	957,921	(3,349)
State Street Bank	USD/NZD	03/21/12	3,865,810	(51,423)
UBS AG (London)	EUR/CAD	03/21/12	970,697	(27,782)
	EUR/USD	03/21/12	1,927,276	(26,578)
Westpac Banking Corp.	USD/AUD	03/21/12	4,042,118	(122,991)

TOTAL				$(443,800)

FORWARD SALES CONTRACTS — At December 31, 2011, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(g)	Date	Amount	Value

FHLMC	4.000%	TBA - 30yr	01/12/12	$(6,000,000)	$(6,291,563)
FHLMC	4.500	TBA - 30yr	01/12/12	(25,000,000)	(26,501,952)
FHLMC	5.500	TBA - 30yr	01/12/12	(11,000,000)	(11,928,125)
FNMA	5.000	TBA - 30yr	01/12/12	(31,000,000)	(33,494,533)
FNMA	6.000	TBA - 30yr	01/12/12	(6,000,000)	(6,606,563)
FNMA	5.000	TBA - 30yr	02/13/12	(20,000,000)	(21,567,188)

TOTAL (Proceeds Receivable: $105,812,344)					$(106,389,924)

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	(75)	March 2012	$(18,629,063)	$(3,919)
Eurodollars	(75)	June 2012	(18,617,813)	(3,919)
Eurodollars	(75)	September 2012	(18,612,187)	(2,981)
Eurodollars	(75)	December 2012	(18,608,437)	(2,981)
Eurodollars	(75)	March 2013	(18,609,375)	(2,044)
Ultra Long U.S. Treasury Bonds	124	March 2012	19,863,250	165,388
5 Year U.S. Treasury Notes	963	March 2012	118,697,274	529,202
10 Year U.S. Treasury Notes	354	March 2012	46,418,250	451,999
30 Year U.S. Treasury Bonds	4	March 2012	579,250	(569)

TOTAL				$1,130,176

SWAP CONTRACTS — At December 31, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
						Upfront
	Notional		Payments	Payments		Payments
	Amount	Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)(a)	Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC	$22,200	06/20/19	3 month LIBOR	2.000%	$(302,137)	$(204,783)	$(97,354)
Citibank NA	3,400	06/20/22	2.500%	3 month LIBOR	106,728	75,151	31,577
Deutsche Bank Securities, Inc.	5,300	06/20/17	3 month LIBOR	1.750	(89,177)	(71,648)	(17,529)
	11,000	10/14/19	2.945	3 month LIBOR	307,265	—	307,265
	11,000	11/25/19	2.539	3 month LIBOR	79,558	—	79,558
	11,000	12/06/19	2.785	3 month LIBOR	197,701	—	197,701
	10,700	06/20/22	2.500	3 month LIBOR	335,881	331,584	4,297
	13,100	06/20/22	3 month LIBOR	2.500	(411,219)	(190,045)	(221,174)
	4,500	10/14/29	3 month LIBOR	3.319	(251,810)	—	(251,810)
	4,400	11/25/29	3 month LIBOR	2.910	(21,454)	—	(21,454)
	4,500	12/06/29	3 month LIBOR	3.152	(149,744)	—	(149,744)
	2,200	06/20/32	2.750	3 month LIBOR	62,399	(846)	63,245
	9,000	06/20/42	3 month LIBOR	2.750	(189,975)	154,167	(344,142)
JPMorgan Securities, Inc.	22,200	06/20/19	3 month LIBOR	2.000	(302,137)	(209,955)	(92,182)
	9,100	06/20/22	2.500	3 month LIBOR	285,656	266,328	19,328
	6,900	06/20/27	2.750	3 month LIBOR	244,237	123,532	120,705
	6,900	06/20/42	3 month LIBOR	2.750	(145,647)	(62,686)	(82,961)

TOTAL					$(243,875)	$210,799	$(454,674)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2011.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

							Upfront
			Rates		Credit		Payments
		Notional	Received		Spread at		Made
	Referenced	Amount	(Paid) by	Termination	December 31, 2011(b)	Market	(Received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(Basis Points)	Value	by the Fund	Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$41,800	(1.000)%	06/20/14	92	$(95,283)	$(379,586)	$284,303
Barclays Bank PLC	iTraxx SovX Western Europe Index 6	750	(1.000)	12/20/16	352	80,455	81,735	(1,280)
Citibank NA	iTraxx SovX Western Europe Index 6	540	(1.000)	12/20/16	352	57,928	58,435	(507)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 16	15,400	(1.000)	06/20/14	92	(35,104)	(147,963)	112,859
	iTraxx SovX Western Europe Index 6	8,170	(1.000)	12/20/16	352	876,423	850,721	25,702
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	41,100	(1.000)	06/20/14	92	(93,688)	(410,013)	316,325
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	72,800	(1.000)	06/20/14	92	(165,948)	(616,162)	450,214
	CDX North America Investment Grade Index 17	74,000	(1.000)	12/20/16	119	651,479	1,041,329	(389,850)
UBS AG (London)	iTraxx SovX Western Europe Index 6	1,670	(1.000)	12/20/16	352	179,146	179,291	(145)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	41,800	1.000	06/20/16	117	(288,743)	53,327	(342,070)
Credit Suisse First Boston Corp.	Prudential Financial, Inc. 4.500%, 7/15/13	1,150	1.000	06/22/15	246	(54,409)	(40,525)	(13,884)
Deutsche Bank Securities, Inc.	MetLife, Inc. 5.000%, 6/15/15	4,200	1.000	03/20/15	288	(237,171)	(147,671)	(89,500)
	CDX North America Investment Grade Index 16	7,975	1.000	06/20/16	117	(55,089)	21,580	(76,669)
JPMorgan Securities, Inc.	Prudential Financial, Inc. 4.500%, 7/15/13	975	1.000	06/22/15	246	(46,129)	(41,481)	(4,648)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	55,700	1.000	06/20/16	117	(384,761)	67,926	(452,687)

TOTAL						$389,106	$570,943	$(181,837)

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — For the period ended December 31, 2011, the Fund had the following written swaptions activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2011	$35,000	$(381,190)

Contracts Written	607,000	(10,776,919)
Contracts Bought to Close	(565,200)	10,375,251
Contracts Expired	(76,800)	782,858

Contracts Outstanding December 31, 2011	$—	$—

TAX INFORMATION — At December 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,825,248,121

Gross unrealized gain	52,672,206
Gross unrealized loss	(28,530,843)

Net unrealized security gain	$24,141,363

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — 24.5%
Automotive(a) — 0.1%
The Goodyear Tire & Rubber Co.
$439,000	10.500%	05/15/16	$485,095

Banks — 6.7%
Abbey National Treasury Services PLC
925,000	4.000	04/27/16	820,120
ANZ Capital Trust II(a)(b)
175,000	5.360	07/29/49	171,938
Bank of America Corp.
1,575,000	6.100	06/15/17	1,455,191
Bank of Scotland PLC(b)
500,000	5.250	02/21/17	523,593
Barclays Bank PLC
900,000	6.750	05/22/19	1,000,757
BBVA Bancomer SA(b)
750,000	7.250	04/22/20	746,361
Citigroup Capital XXI(a)(c)
741,000	8.300	12/21/57	746,557
Citigroup, Inc.
350,000	6.375	08/12/14	365,889
925,000	5.000	09/15/14	910,900
305,000	6.125	11/21/17	322,467
Discover Bank
400,000	8.700	11/18/19	455,489
DnB NOR Boligkreditt AS(b)
3,600,000	2.100	10/14/15	3,570,829
Fifth Third Bancorp
300,000	3.625	01/25/16	303,798
Fifth Third Bank(c)
450,000	0.576	05/17/13	441,584
First Niagara Financial Group, Inc.(a)
325,000	6.750	03/19/20	342,235
HSBC Bank USA NA
524,000	4.875	08/24/20	490,564
HSBC Holdings PLC
1,000,000	6.800	06/01/38	1,033,740
ING Bank NV(b)
800,000	2.375	06/09/14	779,886
1,400,000	2.500	01/14/16	1,374,769
JPMorgan Chase & Co.
575,000	4.350	08/15/21	578,408
MUFG Capital Finance 1 Ltd.(a)(c)
450,000	6.346	07/29/49	456,750
Resona Preferred Global Securities Ltd.(a)(b)(c)
550,000	7.191	07/30/49	543,863
Royal Bank of Scotland PLC
600,000	4.875 (b)	08/25/14	587,087
225,000	5.625	08/24/20	213,198
Santander Holdings USA, Inc.
270,000	4.625	04/19/16	257,668
Sparebank 1 Boligkreditt AS(b)
2,400,000	2.625	05/27/16	2,420,801
SunTrust Banks, Inc.(a)
475,000	3.600	04/15/16	480,840
Swedbank Hypotek AB(b)(c)
400,000	1.024	03/28/14	393,171
The Bear Stearns Cos. LLC
750,000	7.250	02/01/18	877,184

			22,665,637

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Brokerage(a) — 0.5%
Morgan Stanley, Inc.
$1,075,000	6.625%	04/01/18	$1,050,819
525,000	7.300	05/13/19	528,679

			1,579,498

Chemicals(a) — 0.6%
Ecolab, Inc.
750,000	3.000	12/08/16	778,292
750,000	4.350	12/08/21	804,816
The Dow Chemical Co.
500,000	7.600	05/15/14	566,263

			2,149,371

Construction Machinery(a) — 0.2%
Case New Holland, Inc.
750,000	7.750	09/01/13	798,750

Consumer Cyclical Services(a) — 0.4%
Ashtead Capital, Inc.(b)
175,000	9.000	08/15/16	182,437
Iron Mountain, Inc.
225,000	8.750	07/15/18	233,719
RSC Equipment Rental/RSC Holdings Inc.
550,000	10.000 (b)	07/15/17	632,500
250,000	8.250	02/01/21	255,000

			1,303,656

Consumer Products(a) — 0.2%
ACCO Brands Corp.
675,000	10.625	03/15/15	750,938

Defense(a) — 0.1%
L-3 Communications Corp.
163,000	6.375	10/15/15	166,260

Distributor(a)(b) — 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
250,000	6.750	09/30/19	295,000

Diversified Manufacturing(a)(b) — 0.2%
Xylem, Inc.
550,000	3.550	09/20/16	562,243

Electric(a) — 0.6%
Arizona Public Service Co.
375,000	8.750	03/01/19	483,013
Ipalco Enterprises, Inc.
300,000	5.000	05/01/18	292,500
Nevada Power Co.
225,000	7.125	03/15/19	281,849
NRG Energy, Inc.
150,000	7.375	01/15/17	154,875
PPL WEM Holdings PLC(b)
505,000	5.375	05/01/21	529,568
Puget Sound Energy, Inc.(c)
250,000	6.974	06/01/67	247,500

			1,989,305

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Energy — 3.0%
Anadarko Petroleum Corp.(a)
$725,000	6.375%	09/15/17	$839,296
400,000	8.700	03/15/19	508,605
BP Capital Markets PLC
325,000	3.200	03/11/16	341,422
1,000,000	4.500 (a)	10/01/20	1,100,601
Cimarex Energy Co.(a)
110,000	7.125	05/01/17	114,813
Gaz Capital SA for Gazprom(d)
870,000	9.250	04/23/19	1,033,125
Newfield Exploration Co.(a)
500,000	7.125	05/15/18	526,225
200,000	5.750	01/30/22	214,000
Nexen, Inc.(a)
50,000	6.400	05/15/37	52,925
375,000	7.500	07/30/39	449,223
Petrobras International Finance Co.(a)
60,000	5.750	01/20/20	64,034
570,000	5.375	01/27/21	598,674
Petroleos de Venezuela SA(a)
370,000	8.500	11/02/17	279,350
Petroleos Mexicanos(a)
270,000	5.500	01/21/21	292,275
Plains Exploration & Production Co.(a)
150,000	7.625	06/01/18	159,000
PTT Exploration and Production Public Co. Ltd.(b)
460,000	5.692	04/05/21	481,114
Range Resources Corp.(a)
50,000	7.500	10/01/17	53,000
150,000	7.250	05/01/18	159,750
TNK-BP Finance SA
280,000	7.500	07/18/16	294,000
Transocean, Inc.(a)
650,000	6.000	03/15/18	660,901
425,000	6.500	11/15/20	437,249
825,000	6.375	12/15/21	876,878
Weatherford International Ltd.(a)
580,000	9.625	03/01/19	751,067

			10,287,527

Food & Beverage — 0.4%
Anheuser-Busch InBev Worldwide, Inc.(a)
625,000	4.125	01/15/15	672,795
Kraft Foods, Inc.
625,000	6.500	02/09/40	802,976

			1,475,771

Gaming(a)(b) — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp.
250,000	7.625	01/15/16	256,250

Health Care — Medical Products(a) — 0.1%
DJO Finance LLC/DJO Finance Corp.
345,000	10.875	11/15/14	322,575

Health Care — Pharmaceuticals(a) — 0.3%
Amgen, Inc.
850,000	3.875	11/15/21	857,748

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Health Care — Services(a) — 0.3%
Cigna Corp.
$375,000	2.750%	11/15/16	$376,024
Community Health Systems, Inc.
286,000	8.875	07/15/15	295,295
HCA, Inc.
250,000	7.875	02/15/20	270,000

			941,319

Life Insurance — 1.5%
MetLife Capital Trust X(a)(b)
400,000	9.250	04/08/38	457,000
MetLife, Inc.(a)
825,000	4.750	02/08/21	886,540
Nationwide Financial Services, Inc.(a)(b)
825,000	5.375	03/25/21	810,353
Prudential Financial, Inc.
850,000	3.875	01/14/15	877,931
775,000	6.000	12/01/17	858,525
Reinsurance Group of America, Inc.(a)(c)
625,000	6.750	12/15/65	537,500
The Northwestern Mutual Life Insurance Co.(a)(b)
650,000	6.063	03/30/40	780,281

			5,208,130

Media — Cable(a) — 0.4%
Charter Communications Operating LLC(b)
325,000	10.875	09/15/14	348,969
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
400,000	5.875	10/01/19	447,447
DISH DBS Corp.
125,000	7.125	02/01/16	134,687
Virgin Media Finance PLC
500,000	9.500	08/15/16	561,250

			1,492,353

Media — Non Cable(a) — 1.1%
NBCUniversal Media LLC
1,375,000	4.375	04/01/21	1,466,659
News America, Inc.
675,000	6.150	02/15/41	774,541
Nielsen Finance LLC
624,000	11.500	05/01/16	711,360
SGS International, Inc.
155,000	12.000	12/15/13	154,225
WPP Finance UK
551,000	8.000	09/15/14	618,044

			3,724,829

Metals & Mining — 0.8%
Freeport-McMoRan Copper & Gold, Inc.(a)
675,000	8.375	04/01/17	714,656
Newcrest Finance Pty Ltd.(b)
675,000	4.450	11/15/21	665,800
Steel Dynamics, Inc.(a)
675,000	7.750	04/15/16	703,687
Teck Resources Ltd.(a)
500,000	10.750	05/15/19	611,250

			2,695,393

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Noncaptive — Financial — 0.6%
Capital One Capital III(a)
$500,000	7.686%	08/15/36	$496,250
GE Capital Trust I(a)(c)
458,000	6.375	11/15/67	444,260
GEO Maquinaria(a)(b)
228,275	9.625	05/02/21	210,013
International Lease Finance Corp.
375,000	8.250	12/15/20	378,750
SLM Corp.(a)
575,000	6.250	01/25/16	562,078

			2,091,351

Packaging(a)(b) — 0.1%
Plastipak Holdings, Inc.
250,000	8.500	12/15/15	255,000

Paper(a) — 0.2%
PE Paper Escrow GmbH(b)
475,000	12.000	08/01/14	504,687
Rock-Tenn Co.
75,000	5.625	03/15/13	77,063

			581,750

Pipelines — 1.3%
Boardwalk Pipelines LP(a)
575,000	5.875	11/15/16	645,827
DCP Midstream LLC(a)(b)
500,000	9.750	03/15/19	651,795
El Paso Corp.(a)
500	7.750	01/15/32	580
El Paso Pipeline Partners Operating Co. LLC(a)
700,000	6.500	04/01/20	771,750
Energy Transfer Partners LP(a)
675,000	5.950	02/01/15	730,673
Enterprise Products Operating LLC(a)(c)
100,000	7.034	01/15/68	104,250
Southern Star Central Gas Pipeline, Inc.(a)(b)
300,000	6.000	06/01/16	331,483
Tennessee Gas Pipeline Co.
325,000	7.625	04/01/37	389,825
TransCanada PipeLines Ltd.(a)(c)
875,000	6.350	05/15/67	870,625

			4,496,808

Property/Casualty Insurance(a) — 0.3%
QBE Capital Funding III Ltd.(b)(c)
525,000	7.250	05/24/41	462,282
The Chubb Corp.(c)
125,000	6.375	03/29/67	121,250
Transatlantic Holdings, Inc.
275,000	8.000	11/30/39	313,537

			897,069

Real Estate Investment Trust — 1.9%
Brandywine Operating Partnership LP(a)
625,000	4.950	04/15/18	616,912
Developers Diversified Realty Corp.
265,000	9.625	03/15/16	307,731
675,000	7.500 (a)	04/01/17	728,862

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Real Estate Investment Trust — (continued)
Duke Realty LP(a)
$425,000	6.750%	03/15/20	$467,730
ERP Operating LP(a)
600,000	4.625	12/15/21	607,215
HCP, Inc.(a)
525,000	6.000	01/30/17	566,830
325,000	5.375	02/01/21	341,701
Healthcare Realty Trust, Inc.(a)
550,000	6.500	01/17/17	592,296
Liberty Property LP(a)
775,000	4.750	10/01/20	790,317
ProLogis(a)(d)
325,000	1.875	11/15/37	318,500
Simon Property Group LP(a)
625,000	10.350	04/01/19	866,651
WEA Finance LLC/WT Finance Australia Property Ltd.(a)(b)
150,000	7.500	06/02/14	164,436

			6,369,181

Schools(a) — 0.3%
Rensselaer Polytechnic Institute
850,000	5.600	09/01/20	956,598

Technology(a) — 0.4%
CommScope, Inc.(b)
500,000	8.250	01/15/19	498,750
Fidelity National Information Services, Inc.
425,000	7.875	07/15/20	459,000
Hewlett-Packard Co.
525,000	3.000	09/15/16	525,230

			1,482,980

Tobacco — 0.1%
Altria Group, Inc.
300,000	9.700	11/10/18	405,445

Wireless Telecommunications — 0.4%
Digicel Ltd.(a)(b)
250,000	8.250	09/01/17	252,500
Intelsat Jackson Holdings SA(a)(b)
625,000	7.250	04/01/19	637,500
Verizon Wireless Capital LLC(a)
150,000	8.500	11/15/18	203,401
VimpelCom Holdings BV(b)
200,000	7.504	03/01/22	166,250
VIP Finance Ireland Ltd. for OJSC Vimpel Communications(b)
230,000	6.493	02/02/16	215,337

			1,474,988

Wirelines Telecommunications — 1.2%
AT&T, Inc.(a)
725,000	2.950	05/15/16	755,563
375,000	3.875	08/15/21	397,291
450,000	6.400	05/15/38	555,873
Frontier Communications Corp.(a)
625,000	6.250	01/15/13	634,375
MTS International Funding Ltd.
100,000	8.625	06/22/20	107,375
Qwest Corp.(a)
375,000	8.375	05/01/16	424,961
Verizon Communications, Inc.(a)
500,000	3.500	11/01/21	520,116

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Wirelines Telecommunications — (continued)
$200,000	6.400%	02/15/38	$253,859
150,000	8.950	03/01/39	241,812

			3,891,225

TOTAL CORPORATE OBLIGATIONS			$82,910,043

Mortgage-Backed Obligations — 40.5%
Adjustable Rate Non-Agency(c) — 4.5%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
$92,067	2.706%	04/25/35	$82,536
Banc of America Funding Corp. Series 2007-E, Class 4A1
1,054,811	5.555	07/20/47	674,387
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
76,533	2.447	04/25/34	60,882
Countrywide Alternative Loan Trust Series 2005-38, Class A3
260,418	0.644	09/25/35	136,766
Countrywide Alternative Loan Trust Series 2007-OA6, Class A1A
2,805,589	0.434	06/25/37	1,511,842
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
173,838	2.697	04/20/35	143,550
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB6, Class A2
115,283	2.716	11/20/34	87,327
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR1, Class 2A1A
2,081,880	1.148	04/19/47	1,120,023
First Horizon Asset Securities, Inc. Series 2004-AR6, Class 2A1
44,336	2.628	12/25/34	37,941
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A
150,059	3.103	06/25/34	136,604
Harborview Mortgage Loan Trust Series 2006-10, Class 2A1A
500,154	0.465	11/19/36	274,757
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
325,628	2.442	08/25/35	195,697
Indymac Index Mortgage Loan Trust Series 2007-AR7, Class 2A1
1,624,060	4.604	06/25/37	662,276
JPMorgan Mortgage Trust Series 2005-A4, Class 2A1
360,562	2.787	07/25/35	281,230
Lehman XS Trust Series 2007-15N, Class 4A1
5,995,300	1.194	08/25/47	3,265,566
Lehman XS Trust Series 2007-4N, Class 1A1
746,362	0.424	03/25/47	532,611
Master Adjustable Rate Mortgages Trust Series 2006-A2, Class 4A1B
661,448	1.420	12/25/46	175,541
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
459,504	2.507	10/25/34	338,322
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A2
403,677	5.206	09/25/35	290,821
Residential Funding Mortgage Securities I Series 2007-SA2, Class 2A1
844,033	5.190	04/25/37	530,106
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2
66,921	2.444	09/25/34	54,545
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1
168,682	2.505	05/25/34	149,219
Structured Adjustable Rate Mortgage Loan Trust Series 2005-22, Class 1A4
2,899,471	2.468	12/25/35	928,893
Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 5A2
1,000,000	2.660	02/25/36	566,616

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Washington Mutual Asset-Backed Certificates Series 2007-HE1, Class 2A3
$3,000,000	0.444%	01/25/37	$1,023,023
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR03, Class A2
159,244	2.563	06/25/34	147,667
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR02, Class 1A1
415,034	2.552	03/25/36	308,209
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR13, Class 1A
3,176,273	1.088	10/25/46	1,613,813

			15,330,770

Collateralized Mortgage Obligations — 3.7%
Planned Amortization Class — 1.0%
FHLB REMIC Series 3820, Class DA
$2,860,178	4.000%	11/15/35	$3,050,121
FNMA REMIC Series 2005-70, Class PA
300,059	5.500	08/25/35	336,915

			3,387,036

Regular Floater(c)(e) — 0.0%
FHLMC REMIC Series 3038, Class XA
2,559	0.000	09/15/35	2,550

Sequential Fixed Rate — 1.3%
Countrywide Alternative Loan Trust Series 2005-1CB, Class 2A1
514,273	6.000	03/25/35	403,779
FHLMC Multifamily Structured Pass-Through Certificates Series K703, Class A2
1,300,000	2.699	05/25/18	1,343,816
First Horizon Alternative Mortgage Securities Series 2006-FA8, Class 1A7
596,005	6.000	02/25/37	381,696
NCUA Guaranteed Notes Series 2010-C1, Class APT
1,257,935	2.650	10/29/20	1,312,183
NCUA Guaranteed Notes Series A4
900,000	3.000	06/12/19	954,801

			4,396,275

Sequential Floating Rate(c) — 1.4%
Bear Stearns Alt-A Trust Series 2006-6, Class 1A1
1,478,574	0.454	11/25/36	542,502
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A3
6,245,354	0.544	11/25/36	652,809
Deutsche Alt-A Securities, Inc. Alternative Loan Trust Series 2006-AR3,Class A6
6,107,041	0.574	08/25/36	983,623
Deutsche Alt-A Securities, Inc. Alternative Loan Trust Series 2007-BAR1, Class A3
4,000,000	0.454	03/25/37	1,097,871
Lehman XS Trust Series 2006-2N, Class 1A1
3,556,591	0.554	02/25/46	1,618,360

			4,895,165

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$12,681,026

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Commercial Mortgage-Backed Securities — 0.1%
Sequential Fixed Rate — 0.1%
Banc of America Commercial Mortgage, Inc. Series 2002-2, Class A3
$204,654	5.118%	07/11/43	$205,784

Federal Agencies — 32.2%
Adjustable Rate FHLMC(c) — 0.1%
$244,802	2.530%	09/01/35	$259,905
65,469	5.730	04/01/37	69,052

			328,957

FHLMC — 4.2%
94,397	5.000	05/01/18	101,280
191,295	6.500	08/01/37	212,584
11,276	6.000	09/01/37	12,464
437,124	6.500	10/01/37	486,728
228,230	5.500	02/01/38	247,781
14,141	6.000	02/01/38	15,648
76,294	6.000	07/01/38	84,570
223,140	6.500	09/01/38	248,048
665,407	5.500	10/01/38	721,934
15,548	6.000	10/01/38	17,264
672,379	5.500	12/01/38	729,498
130,532	5.500	02/01/39	141,621
20,043	4.500	07/01/39	21,239
1,668,005	4.500	09/01/39	1,785,569
1,000,812	4.500	10/01/39	1,060,537
730,112	4.500	11/01/39	773,683
2,279,247	4.500	12/01/39	2,415,264
77,624	4.500	01/01/40	82,256
683,053	5.500	01/01/40	741,078
112,356	4.500	04/01/40	119,306
17,995	4.500	05/01/40	19,108
17,622	4.500	06/01/40	18,712
267,723	4.500	07/01/40	284,282
49,112	4.000	09/01/40	51,584
55,533	4.000	11/01/40	58,328
1,045,590	4.000	12/01/40	1,098,206
14,038	4.500	12/01/40	14,907
16,136	4.500	02/01/41	17,168
22,045	4.500	03/01/41	23,456
60,164	4.500	04/01/41	64,013
42,045	4.500	05/01/41	44,736
220,524	4.500	06/01/41	234,635
34,975	4.500	09/01/41	37,213
996,023	4.000	10/01/41	1,049,209
21,280	4.500	10/01/41	22,642
996,053	4.000	11/01/41	1,046,348

			14,102,899

FNMA — 25.9%
984,137	3.070	12/01/17	1,029,378
788,653	2.800	03/01/18	822,183
1,885,665	3.740	05/01/18	2,055,485
630,000	3.840	05/01/18	682,514
7,152	6.000	12/01/18	7,878
1,600,000	4.506	06/01/19	1,778,374
395,496	3.416	10/01/20	419,088
296,727	3.632	12/01/20	318,226
1,879,020	3.763	12/01/20	2,028,885
83,951	6.000	06/01/21	90,715
213,322	5.000	08/01/23	230,904

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$109,941	5.500%	09/01/23	$119,754
51,518	5.500	10/01/23	56,227
460,714	5.000	02/01/24	496,409
2,647,092	5.500	05/01/25	2,880,797
72	6.000	03/01/32	81
288,566	6.000	12/01/32	321,345
2,592	6.000	05/01/33	2,888
17,476	5.000	08/01/33	18,876
2,862	5.500	09/01/33	3,117
1,482	6.000	12/01/33	1,651
3,647	5.500	02/01/34	3,973
47,351	6.000	02/01/34	52,755
617	5.500	04/01/34	672
35,761	5.500	12/01/34	38,995
98,035	5.000	04/01/35	106,594
1,707	6.000	04/01/35	1,891
5,871,260	5.000	07/01/35	6,343,869
4,990	5.500	09/01/35	5,445
146,608	5.000	11/01/35	158,354
3,978	6.000	02/01/36	4,385
132,274	4.500	03/01/36	140,832
159,129	5.000	03/01/36	171,879
23,734	6.000	03/01/36	26,199
31,757	6.000	04/01/36	35,067
1,105	6.000	05/01/36	1,217
3,107	6.000	06/01/36	3,423
71,314	6.000	11/01/36	78,558
60,697	6.000	01/01/37	66,862
519	5.500	02/01/37	566
778	5.500	04/01/37	848
882	5.500	05/01/37	961
36,624	6.000	12/01/37	40,567
1,235	5.500	03/01/38	1,348
23,633	5.000	05/01/38	25,502
48,094	6.000	05/01/38	53,144
982	5.500	06/01/38	1,072
15,635	6.000	06/01/38	17,368
1,292	5.500	07/01/38	1,411
38,905	6.000	07/01/38	43,215
1,329	5.500	08/01/38	1,452
15,639	6.000	08/01/38	17,372
676	5.500	09/01/38	739
376,349	6.000	11/01/38	414,566
489	5.500	12/01/38	534
61,910	4.500	04/01/39	66,795
88,343	5.000	07/01/39	95,622
478,065	4.500	08/01/39	518,299
198,277	5.500	08/01/39	216,872
215,309	4.500	09/01/39	233,510
107,717	4.500	10/01/39	116,823
64,426	4.500	11/01/39	69,691
824,723	4.500	12/01/39	892,803
3,872,444	4.000	12/01/40	4,083,717
1,772,441	4.500	12/01/40	1,887,614
824,434	5.000	02/01/41	895,682
2,345,616	4.000	03/01/41	2,466,988
6,612,937	4.000	04/01/41	6,949,403
336,057	5.000	04/01/41	363,747
710,087	5.000	05/01/41	768,596
102,941	5.000	06/01/41	111,423
338,302	4.500	07/01/41	361,142
1,207,080	4.500	08/01/41	1,286,078
594,446	4.000	09/01/41	625,387
1,983,588	4.000	10/01/41	2,086,833
336,044	4.500	10/01/41	358,733
4,764,936	5.000	10/01/41	5,188,154

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$1,697,238	4.000%	11/01/41	$1,789,392
21,000,000	3.000	TBA — 15yr(f)	21,685,780
11,000,000	3.500	TBA — 30yr(f)	11,314,532
2,000,000	6.500	TBA — 30yr(f)	2,225,781

			87,885,807

GNMA — 2.0%
279,792	3.950	07/15/25	299,588
8,767	5.500	05/15/36	9,849
1,000,000	3.500	TBA — 30yr(f)	1,044,453
5,000,000	4.000	TBA — 30yr(f)	5,362,891

			6,716,781

TOTAL FEDERAL AGENCIES			$109,034,444

TOTAL MORTGAGE-BACKED OBLIGATIONS			$137,252,024

Agency Debentures — 2.7%
FHLB
$700,000	4.500%	09/13/19	$824,661
2,400,000	4.625 (g)	09/11/20	2,863,866
FHLMC
700,000	0.500	10/15/13	701,261
1,800,000	0.700	11/04/13	1,796,883
2,700,000	0.625	12/29/14	2,701,942
FNMA
300,000	4.125	04/15/14	324,583

TOTAL AGENCY DEBENTURES			$9,213,196

Asset-Backed Securities — 8.8%
Collateralized Loan Obligations(c) — 3.0%
Black Diamond CLO Ltd. Series 2005-1A, Class A1A(b)
$3,021,500	0.813%	06/20/17	$2,863,995
KKR Financial CLO Ltd. Series 2006-1A, Class A1(b)
463,742	0.786	08/25/18	432,800
KKR Financial CLO Ltd. Series 2007-1A, Class A(b)
841,287	0.807	05/15/21	755,202
KKR Financial CLO Ltd. Series 2007-AA, Class A(b)
445,884	1.153	10/15/17	424,784
Westchester CLO Ltd. Series 2007-1X, Class A1A
6,407,721	0.654	08/01/22	5,715,425

			10,192,206

Home Equity — 1.0%
ACE Securities Corp. Series 2007-HE4, Class A2A(c)
7,436,772	0.424	05/25/37	1,449,582
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2(c)
7,141	1.094	10/27/32	6,464
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1(c)
6,690	0.954	10/25/32	5,636
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(b)(c)
42,241	1.294	10/25/37	41,294
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(b)(c)
150,000	1.544	10/25/37	111,061
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(b)(c)
450,000	1.744	10/25/37	183,034

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1(c)
$1,879	0.914%	01/25/32	$1,344
First Alliance Mortgage Loan Trust Series 1999-4, Class A2(c)
1,777	1.045	03/20/31	1,084
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
221,394	7.000	09/25/37	158,024
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
79,302	7.000	09/25/37	55,514
Home Equity Asset Trust Series 2002-1, Class A4(c)
257	0.894	11/25/32	165
Peoples Financial Realty Mortgage Securities Trust Series 2006-1, Class 1A3(c)
5,126,903	0.454	09/25/36	1,168,382
Renaissance Home Equity Loan Trust Series 2003-2, Class A(c)
2,558	0.734	08/25/33	2,135
Renaissance Home Equity Loan Trust Series 2003-3, Class A(c)
7,003	0.794	12/25/33	5,562

			3,189,281

Student Loan(c) — 4.8%
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
946,809	0.684	09/25/23	934,874
Brazos Higher Education Authority, Inc. Series 2010-1, Class A1
1,744,225	1.406	05/25/29	1,721,580
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2004 I-A-2
1,133,982	0.734	06/27/22	1,117,883
Brazos Higher Education Authority, Inc. Student Loan Revenue Series 2005 I-A-2
1,039,000	0.654	12/26/18	1,031,841
Brazos Student Finance Corp. Series 2010-1, Class A1
785,373	1.474	06/25/35	767,603
College Loan Corp. Trust Series 06-1, Class A3
1,000,000	0.508	10/25/25	979,000
Education Funding Capital Trust I Series 2004-1, Class A2
377,228	0.706	12/15/22	372,471
Educational Funding of the South, Inc. Series 2011-1, Class A2
2,100,000	1.068	04/25/35	1,901,319
GCO Education Loan Funding Trust Series 2006-1, Class A10L
100,000	0.696	02/27/28	85,049
GCO Education Loan Funding Trust Series 2006-1, Class A11L
300,000	0.736	05/25/36	243,477
Goal Capital Funding Trust Series 2010-1, Class A(b)
431,735	1.206	08/25/48	403,361
Missouri Higher Education Loan Authority Series 2010-1, Class A1
779,174	1.456	11/26/32	755,444
Northstar Education Finance, Inc. Series 2004-1, Class A4
1,500,000	0.615	04/29/19	1,483,667
Northstar Education Finance, Inc. Series 2005-1, Class A1
139,928	0.525	10/28/26	138,471
Panhandle-Plains Higher Education Authority, Inc. Series 2010-2, Class A1
854,167	1.502	10/01/35	843,035
SLM Student Loan Trust Series 2011-2, Class A2
325,000	1.494	10/25/34	305,348
South Carolina Student Loan Corp. Series 2005, Class A1
1,547,716	0.627	12/03/18	1,536,813
South Carolina Student Loan Corp. Series 2006-1, Class A1
1,500,000	0.617	12/02/19	1,454,096

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Asset-Backed Securities — (continued)
Student Loan(c) — (continued)
US Education Loan Trust LLC Series 2006-1, Class A2(b)
	$213,372	0.657%	03/01/25	$208,834

				16,284,166

TOTAL ASSET-BACKED SECURITIES				$29,665,653

Foreign Debt Obligations — 2.0%
Sovereign — 1.7%
Federal Republic of Brazil
	$390,000	5.625%	01/07/41	$453,375
Republic of South Africa
ZAR	1,120,000	7.250	01/15/20	133,249
	7,640,000	6.750	03/31/21	872,869
	9,310,000	10.500	12/21/26	1,345,936
	7,205,000	10.500	12/21/26	1,041,619
Republic of Venezuela
	$500,000	7.750	10/13/19	357,500
	90,000	9.000	05/07/23	63,000
	110,000	8.250	10/13/24	71,500
	30,000	9.250	05/07/28	20,775
State of Qatar
	630,000	5.250 (b)	01/20/20	691,425
United Mexican States
MXN	8,091,900	10.000	12/05/24	748,785

				5,800,033

Supranational — 0.3%
North American Development Bank
	900,000	4.375	02/11/20	1,000,562

TOTAL FOREIGN DEBT OBLIGATIONS				$6,800,595

Structured Note(c)(e) — 0.6%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
BRL	3,449,141	6.000%	08/15/40	$1,968,788

Municipal Debt Obligations — 0.6%
California — 0.3%
California State GO Bonds Build America Taxable Series 2009
	$210,000	7.550%	04/01/39	$256,771
California State GO Bonds Build America Taxable Series 2010
	625,000	7.950	03/01/36	706,738

				963,509

Illinois — 0.2%
Illinois State GO Bonds Build America Series 2010
	500,000	7.350	07/01/35	551,560
Illinois State GO Bonds Taxable-Pension Series 2003
	115,000	5.100	06/01/33	104,379

				655,939

Ohio — 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
	250,000	6.270	02/15/50	281,747

TOTAL MUNICIPAL DEBT OBLIGATIONS				$1,901,195

Principal		Interest	Maturity
Amount		Rate	Date	Value
Government Guarantee Obligations — 0.6%
Achmea Hypotheekbank NV(b)(h)
	$1,095,000	3.200%	11/03/14	$1,149,144
Bank of Ireland
GBP	115,000	6.750 (i)	01/30/12	177,256
	$540,000	2.750 (h)	03/02/12	535,308
Israel Government AID Bond(i)
	50,000	5.500	04/26/24	64,540
	40,000	5.500	09/18/33	52,562

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$1,978,810

U.S. Treasury Obligations — 23.6%
United States Treasury Bonds
	$300,000	4.500%	05/15/38	$395,382
	100,000	4.750	02/15/41	137,829
	4,100,000	4.375	05/15/41	5,342,218
	1,700,000	3.125	11/15/41	1,781,141
United States Treasury Inflation Protected Securities
	1,637,194	3.000	07/15/12	1,673,523
	369,864	1.875	07/15/13	387,030
United States Treasury Notes
	21,500,000	0.250	10/31/13	21,505,376
	8,700,000	0.250	11/30/13	8,701,044
	10,900,000	0.625	07/15/14	10,984,366
	6,900,000	0.375	11/15/14	6,904,830
	1,900,000	1.000	09/30/16	1,919,532
	5,200,000	1.000	10/31/16	5,250,232
	5,400,000	0.875	11/30/16	5,416,308
	3,100,000	3.125	05/15/21	3,461,398
	3,900,000	2.125	08/15/21	3,999,762
	2,100,000	2.000	11/15/21	2,123,793

TOTAL U.S. TREASURY OBLIGATIONS				$79,983,764

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$351,674,068

Short-term Investment — 7.5%(j)
Repurchase Agreement — 7.5%
Joint Repurchase Agreement Account II
	$25,500,000	0.042%	01/03/12	$25,500,000

TOTAL INVESTMENTS — 111.4%				$377,174,068

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.4)%				(38,508,747)

NET ASSETS — 100.0%				$338,665,321

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $28,728,780, which represents approximately 8.5% of net assets as of December 31, 2011.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

(c) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(d) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e) Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(f) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $41,633,437 which represents approximately 12.3% of net assets as of December 31, 2011.

(g) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(h) Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $1,684,452, which represents approximately 0.5% of net assets as of December 31, 2011.

(i) Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012. Total market value of these securities amounts to $294,358, which represents approximately 0.1% of net assets as of December 31, 2011.

(j) Joint repurchase agreement was entered into on December 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
ZAR	— South African Rand

Investment Abbreviations:
BP	— British Pound Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2011, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Barclays Bank PLC	SEK/NOK	03/21/12	$219,224	$4,876
	USD/EUR	03/21/12	218,891	6,258
Citibank NA	CHF/EUR	03/21/12	180,035	904
	JPY/EUR	03/21/12	221,481	5,935
	USD/CHF	03/21/12	323,295	550
Deutsche Bank AG (London)	CAD/EUR	03/21/12	220,186	6,149
	NZD/USD	03/21/12	197,393	594
	USD/EUR	03/21/12	331,924	2,406
HSBC Bank PLC	JPY/USD	03/21/12	332,922	3,415
	USD/EUR	03/21/12	224,072	1,439
	USD/SEK	03/21/12	980,709	10,291
JPMorgan Securities, Inc.	USD/CAD	01/13/12	86,763	795
	USD/EUR	01/20/12	1,495,984	2,977
	USD/EUR	03/21/12	1,238,075	9,985
Morgan Stanley Capital Services, Inc.	USD/EUR	03/21/12	225,367	1,524
Royal Bank of Canada	CAD/EUR	03/21/12	224,072	5,314
	CAD/USD	03/21/12	454,303	2,303
	USD/BRL	01/18/12	1,575,282	22,812
Royal Bank of Scotland PLC	USD/EUR	03/21/12	445,553	4,296
State Street Bank	CAD/EUR	03/21/12	445,553	9,157
	USD/EUR	03/21/12	638,588	3,334
	USD/GBP	03/21/12	817,919	3,286
UBS AG (London)	USD/CHF	03/21/12	97,785	1,215
Westpac Banking Corp.	NZD/USD	03/21/12	185,636	7,024

TOTAL				$116,839

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

Barclays Bank PLC	EUR/GBP	03/21/12	$239,315	$(552)
	USD/ZAR	02/09/12	3,407,069	(76,365)
Citibank NA	EUR/JPY	03/21/12	225,816	(4,335)
	USD/NOK	03/21/12	65,569	(99)
Deutsche Bank AG (London)	EUR/CHF	03/21/12	453,347	(3,907)
	EUR/SEK	03/21/12	225,323	(1,251)
	EUR/USD	03/21/12	225,367	(461)
	USD/MXN	01/30/12	766,476	(18,589)
HSBC Bank PLC	USD/SEK	03/21/12	601,026	(8,840)
JPMorgan Securities, Inc.	EUR/CHF	03/21/12	408,833	(3,431)
	EUR/USD	01/20/12	88,282	(176)
	EUR/USD	03/21/12	888,516	(13,145)
Morgan Stanley Capital Services, Inc.	EUR/USD	03/21/12	221,481	(4,687)
Royal Bank of Canada	CAD/USD	03/21/12	224,939	(61)
	EUR/CAD	03/21/12	224,858	(786)
	USD/CAD	03/21/12	110,247	(955)
Royal Bank of Scotland PLC	EUR/SEK	03/21/12	448,938	(5,975)
State Street Bank	USD/NZD	03/21/12	896,397	(11,924)
UBS AG (London)	EUR/CAD	03/21/12	228,007	(6,526)
	EUR/USD	03/21/12	670,920	(7,656)
Westpac Banking Corp.	USD/AUD	03/21/12	921,335	(28,033)

TOTAL				$(197,754)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At December 31, 2011, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(f)	Date	Amount	Value

FHLMC	4.000%	TBA — 30yr	01/12/2012	$(2,000,000)	$(2,097,188)
FHLMC	5.500	TBA — 30yr	01/12/2012	(2,000,000)	(2,168,750)
FNMA	4.000	TBA — 30yr	01/12/2012	(1,000,000)	(1,050,312)
FNMA	4.500	TBA — 30yr	01/12/2012	(3,000,000)	(3,192,891)
FNMA	5.000	TBA — 30yr	01/12/2012	(7,000,000)	(7,563,282)
FNMA	5.000	TBA — 30yr	02/13/2012	(6,000,000)	(6,470,156)

TOTAL (Proceeds Receivable: $22,471,719)					$(22,542,579)

FUTURES CONTRACTS — At December 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Japan 10 Year Government Bond	(17)	March 2012	$(31,453,423)	$(187,824)
Ultra Long U.S. Treasury Bonds	68	March 2012	10,892,750	140,245
5 Year German Euro-Bobl	(5)	March 2012	(809,618)	(13,625)
10 Year German Euro-Bund	7	March 2012	1,259,668	39,669
2 Year U.S. Treasury Notes	65	March 2012	14,335,547	4,971
5 Year U.S. Treasury Notes	169	March 2012	20,830,570	75,115
10 Year U.S. Treasury Notes	63	March 2012	8,260,875	28,259
30 Year U.S. Treasury Bonds	24	March 2012	3,475,500	16,647

TOTAL				$103,457

SWAP CONTRACTS — At December 31, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)(a)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Barclays Bank PLC	EUR	5,900	09/30/18	2.650%	6 month EURO	$127,698	$—	$127,698
		3,200	09/30/23	6 month EURO	3.005%	(87,622)	—	(87,622)
Citibank NA	GBP	450	06/20/17	2.000	6 month BP	11,461	8,912	2,549
	EUR	4,700	09/30/18	2.551	6 month EURO	73,780	—	73,780
		2,600	09/30/23	6 month EURO	2.890	(37,691)	—	(37,691)
Credit Suisse First Boston Corp		13,100	12/09/14	6 month EURO	1.810	(63,393)	—	(63,393)
		8,900	12/09/16	2.400	6 month EURO	137,386	—	137,386
		2,000	12/09/20	6 month EURO	2.970	(63,883)	—	(63,883)
Deutsche Bank Securities, Inc.		$14,800	09/30/13	3 month LIBOR	0.500	55,470	62,404	(6,934)
		14,800	09/30/13	0.500	3 month LIBOR	(55,470)	(14,765)	(40,705)
	EUR	13,100	09/16/14	6 month EURO	1.700	(56,401)	—	(56,401)
		8,900	09/16/16	2.210	6 month EURO	108,044	—	108,044
		$9,400	06/20/17	3 month LIBOR	1.750	(158,163)	(127,107)	(31,056)
		4,800	10/14/19	2.945	3 month LIBOR	134,079	—	134,079
		4,900	11/25/19	2.539	3 month LIBOR	35,439	—	35,439
		4,900	12/06/19	2.785	3 month LIBOR	88,067	—	88,067
	EUR	2,000	09/16/20	6 month EURO	2.700	(30,759)	—	(30,759)
		$3,100	06/20/22	2.500	3 month LIBOR	97,311	99,893	(2,582)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged			Upfront
	Notional			Payments	Payments		Payments
	Amount		Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)(a)		Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Deutsche Bank Securities, Inc. (continued)		$4,000	06/20/22	3 month LIBOR	2.500%	$(125,563)	$(58,836)	$(66,727)
		2,000	10/14/29	3 month LIBOR	3.319	(111,915)	—	(111,915)
		2,000	11/25/29	3 month LIBOR	2.910	(9,752)	—	(9,752)
		2,000	12/06/29	3 month LIBOR	3.152	(66,553)	—	(66,553)
		900	06/20/42	2.750%	3 month LIBOR	18,998	(15,513)	34,511
JPMorgan Securities, Inc.	EUR	13,000	09/30/14	6 month EURO	1.870	(81,915)	—	(81,915)
		8,800	09/30/16	2.355	6 month EURO	148,822	—	148,822
		$4,000	06/20/19	3 month LIBOR	2.000	(54,439)	(37,830)	(16,609)
	EUR	2,000	09/30/20	6 month EURO	2.816	(47,970)	—	(47,970)
		$3,200	06/20/22	2.500	3 month LIBOR	100,451	96,984	3,467
		9,200	06/20/22	3 month LIBOR	2.500	(288,795)	(183,912)	(104,883)
		4,000	06/20/27	2.750	3 month LIBOR	141,587	71,613	69,974
		1,700	06/20/42	3 month LIBOR	2.750	(35,884)	(15,444)	(20,440)
UBS AG (London)	EUR	4,100	08/26/14	6 month EURO	1.940	(30,729)	—	(30,729)
		2,790	08/26/16	2.518	6 month EURO	68,203	—	68,203
		630	08/26/20	6 month EURO	3.070	(29,708)	—	(29,708)

TOTAL						$(89,809)	$(113,601)	$23,792

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2011.

CREDIT DEFAULT SWAP CONTRACTS

					Credit
			Rates		Spread at		Upfront
		Notional	Received		December 31,		Payments
	Referenced	Amount	(Paid) by	Termination	2011	Market	Made (Received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(Basis Points)(b)	Value	by the Fund	Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$8,000	(1.000)%	06/20/14	92	$(18,236)	$(72,648)	$54,412
Barclays Bank PLC	iTraxx SovX Western Europe Index 6	150	(1.000)	12/20/16	352	16,091	16,347	(256)
Citibank NA	iTraxx SovX Western Europe Index 6	110	(1.000)	12/20/16	352	11,800	11,903	(103)
	CDX North America High Yield Index 17	1,593	(5.000)	12/20/16	680	109,235	126,232	(16,997)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 16	3,000	(1.000)	06/20/14	92	(6,839)	(28,824)	21,985

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS (continued)

					Credit
			Rates		Spread at		Upfront
		Notional	Received		December 31,		Payments
	Referenced	Amount	(Paid) by	Termination	2011	Market	Made (Received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(Basis Points)(b)	Value	by the Fund	Gain (Loss)

Deutsche Bank Securities, Inc. (continued)	CDX North America High Yield Index 17	$3,969	(5.000)%	12/20/16	680	$272,248	$347,485	$(75,237)
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	7,800	(1.000)	06/20/14	92	(17,780)	(77,804)	60,024
	CDX North America High Yield Index 17	5,710	(5.000)	12/20/16	680	391,568	483,513	(91,945)
	iTraxx SovX Western Europe Index 6	1,240	(1.000)	12/20/16	352	133,019	128,178	4,841
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	14,100	(1.000)	06/20/14	92	(32,141)	(119,339)	87,198
	iTraxx SovX Western Europe Index 6	250	(1.000)	12/20/16	352	26,818	27,344	(526)
	CDX North America High Yield Index 17	2,401	(5.000)	12/20/16	680	164,693	204,947	(40,254)
Royal Bank of Scotland	iTraxx SovX Western Europe Index 6	240	(1.000)	12/20/16	352	25,746	21,455	4,291
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	8,000	1.000	06/20/16	117	(55,262)	10,206	(65,468)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 16	1,550	1.000	06/20/16	117	(10,707)	4,194	(14,901)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	10,800	1.000	06/20/16	117	(74,604)	13,171	(87,775)

TOTAL						$935,649	$1,096,360	$(160,711)

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — For the period ended December 31, 2011, the Fund had the following written swaptions activity:

	Notional Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2011	$15,000	$(163,440)

Contracts Written	433,200	(8,533,921)
Contracts Bought to Close	(396,800)	8,176,813
Contracts Expired	(51,400)	520,548

Contracts Outstanding December 31, 2011	$—	$—

TAX INFORMATION — At December 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$374,696,551

Gross unrealized gain	8,628,486
Gross unrealized loss	(6,150,969)

Net unrealized security gain	$2,477,517

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments
December 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Foreign Sovereign Debt Obligations — 43.2%
British Pound — 3.7%
United Kingdom Treasury
GBP	630,000	2.250%	03/07/14	$1,019,502
	2,000,000	2.000	01/22/16	3,260,865
	3,400,000	4.500	03/07/19	6,364,014
	3,450,000	4.000	03/07/22	6,330,407
	1,150,000	4.750	12/07/30	2,316,967
	3,160,000	4.500	09/07/34	6,202,073
	1,605,000	4.250	12/07/40	3,068,347
	260,000	4.250	12/07/49	511,840
	1,540,000	4.000	01/22/60	2,965,370

				32,039,385

Canadian Dollar — 2.5%
British Columbia Province of Canada
CAD	800,000	3.250	12/18/21	814,080
Government of Canada
	2,340,000	3.500	06/01/13	2,378,267
	5,720,000	2.500	06/01/15	5,874,910
	1,760,000	4.500	06/01/15	1,923,173
	1,700,000	4.000	06/01/41	2,191,018
Ontario Province of Canada
	1,800,000	4.400	06/02/19	2,002,713
	4,200,000	4.000	06/02/21	4,527,672
Quebec Province of Canada
	1,800,000	4.250	12/01/21	1,963,754

				21,675,587

Danish Krone — 0.4%
Kingdom of Denmark
DKK	16,000,000	4.000	11/15/15	3,172,643

Euro — 15.6%
Bundesobligation
EUR	10,860,000	2.750	04/08/16	15,297,228
Federal Republic of Germany
	7,600,000	3.500	01/04/16	10,979,282
	2,175,000	3.750	01/04/17	3,215,678
	18,130,000	2.250	09/04/21	24,422,122
	1,360,000	5.625	01/04/28	2,504,737
	2,640,000	5.500	01/04/31	4,945,849
	50,000	4.000	01/04/37	83,172
	850,000	4.250	07/04/39	1,501,236
	810,000	4.750	07/04/40	1,545,928
Government of Finland
	7,990,000	3.125	09/15/14	11,028,948
	390,000	4.375	07/04/19	579,815
Kingdom of Belgium
	2,610,000	4.000	03/28/14	3,487,339
	1,470,000	3.500	03/28/15	1,940,428
	3,625,000	3.500	06/28/17	4,702,918
	395,000	3.750	09/28/20	501,996
Kingdom of The Netherlands
	9,800,000	4.250	07/15/13	13,463,191
	2,900,000	4.000	07/15/16	4,212,733
Republic of Austria(a)
	4,080,000	4.350	03/15/19	5,827,078
Republic of Italy
	4,050,000	3.750	04/15/16	4,844,272
	10,960,000	4.750	09/15/16	13,444,770

Principal		Interest	Maturity
Amount		Rate	Date	Value
Foreign Sovereign Debt Obligations — (continued)
Euro — (continued)
Republic of Italy — (continued)
EUR	1,050,000	4.750%	09/01/21	$1,174,688
	2,550,000	6.000	05/01/31	2,914,529
	720,000	5.000	08/01/34	734,399
	840,000	5.000	08/01/39	857,016
	1,070,000	5.000	09/01/40	1,089,640

				135,298,992

Hungarian Forint — 0.1%
Hungary Government Bond
HUF	144,110,000	8.000	02/12/15	572,371

Japanese Yen — 17.3%
Government of Japan
JPY	2,000,000,000	0.200	06/15/13	26,010,731
	800,000,000	1.100	09/20/13	10,564,906
	1,000,000,000	1.600	06/20/14	13,447,824
	1,400,000,000	0.400	06/20/15	18,286,506
	640,000,000	0.400	06/20/16	8,343,980
	500,000,000	0.400	09/20/16	6,514,486
	500,000,000	1.400	12/20/18	6,866,935
	900,000,000	1.100	12/20/21	11,813,830
	400,000,000	1.900	06/20/25	5,548,162
	875,000,000	2.000	12/20/25	12,242,713
	430,000,000	2.100	12/20/26	6,052,469
	350,000,000	2.100	12/20/27	4,898,795
	280,000,000	1.700	09/20/31	3,616,053
	485,000,000	2.500	09/20/34	7,125,272
	250,000,000	2.500	03/20/38	3,677,660
	100,000,000	2.200	09/20/39	1,392,233
	150,000,000	2.200	03/20/41	2,072,524
	70,000,000	2.000	09/20/41	924,866

				149,399,945

Mexican Peso — 0.4%
United Mexican States
MXN	34,486,700	10.000	12/05/24	3,191,232
	4,683,400	8.500	11/18/38	362,799

				3,554,031

Polish Zloty — 0.3%
Government of Poland
PLN	8,000,000	4.750	04/25/12	2,320,274

South African Rand — 1.0%
Republic of South Africa
ZAR	3,930,000	7.250	01/15/20	467,563
	16,175,000	6.750	03/31/21	1,847,991
	24,960,000	10.500	12/21/26	3,608,439
	21,205,000	10.500	12/21/26	3,065,583

				8,989,576

Swedish Krona — 0.6%
Kingdom of Sweden
SEK	11,000,000	6.750	05/05/14	1,814,299
	20,000,000	4.500	08/12/15	3,273,734

				5,088,033

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal		Interest		Maturity
Amount		Rate		Date	Value
Foreign Sovereign Debt Obligations — (continued)
United States Dollar — 1.3%
Federal Republic of Brazil
	$1,250,000	5.625%		01/07/41	$1,453,125
Quebec Province of Canada
	3,350,000	5.125		11/14/16	3,904,196
Republic of Colombia
	3,060,000	4.375		07/12/21	3,274,200
Russian Federation
	100,000	5.000		04/29/20	103,125
State of Qatar
	1,189,000	5.150		04/09/14	1,273,419
United Mexican States
	520,000	6.050		01/11/40	635,700
	760,000	5.750		10/12/2110	805,600

					11,449,365

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS					$373,560,202

Corporate Obligations — 21.9%
Banks — 11.0%
Abbey National Treasury Services PLC
EUR	1,453,000	4.125%		03/03/14	$1,848,823
	1,400,000	3.375		06/08/15	1,812,625
Bank of America Corp.
	$1,300,000	5.750		12/01/17	1,231,941
Bank of Nova Scotia(a)
	3,800,000	2.150		08/03/16	3,826,798
Bank of Scotland PLC
	2,070,000	5.250	(a)	02/21/17	2,167,677
	500,000	5.250		02/21/17	523,594
Barclays Bank PLC(b)
EUR	1,700,000	4.500		03/04/19	1,797,804
Canadian Imperial Bank of Commerce
	$3,190,000	2.000	(a)	02/04/13	3,225,521
AUD	3,500,000	5.750		12/19/13	3,668,428
	$8,200,000	1.500	(a)	12/12/14	8,211,259
Cie de Financement Foncier
	1,900,000	2.125		04/22/13	1,879,598
	500,000	2.125	(a)	04/22/13	494,631
Citigroup, Inc.
	1,700,000	4.750		05/19/15	1,713,685
GBP	700,000	7.625		04/03/18	1,232,417
EUR	800,000	7.375		09/04/19	1,163,858
Credit Suisse AG
	700,000	4.750		08/05/19	942,970
DnB NOR Boligkreditt AS
	$3,500,000	2.100	(a)	10/14/15	3,471,639
	6,200,000	2.900	(a)	03/29/16	6,302,895
EUR	2,600,000	3.375		01/20/17	3,524,252
HSBC Covered Bonds France
	1,800,000	3.375		01/20/17	2,374,976
HSBC Holdings PLC
	$1,150,000	6.800		06/01/38	1,188,801
ING Bank NV
	3,560,000	2.500	(a)	01/14/16	3,495,842
	1,600,000	4.000	(a)	03/15/16	1,545,989
EUR	650,000	6.125	(b)	05/29/23	723,304
Intesa Sanpaolo SPA
	500,000	4.125		01/14/16	601,076
JPMorgan Chase & Co.
	$1,600,000	4.250		10/15/20	1,597,165
Lloyds TSB Bank PLC(a)
	1,300,000	4.375		01/12/15	1,251,453
Morgan Stanley, Inc.
	1,650,000	4.000		07/24/15	1,540,976
	100,000	5.500		07/28/21	91,457

Principal		Interest		Maturity
Amount		Rate		Date	Value
Corporate Obligations — (continued)
Banks — (continued)
Nordea Eiendomskreditt AS
	$1,600,000	1.875%		04/07/14	$1,601,446
	3,500,000	1.875	(a)	04/07/14	3,500,963
Rabobank Nederland
EUR	1,300,000	3.875		04/20/16	1,747,757
Royal Bank of Scotland PLC
	295,000	4.750		05/18/16	363,189
	550,000	5.375		09/30/19	659,895
Sparebank 1 Boligkreditt AS
	$6,300,000	1.250	(a)	10/25/13	6,255,169
EUR	1,500,000	2.500		06/23/15	1,974,511
	$4,900,000	2.625	(a)	05/27/16	4,942,468
Swedbank Hypotek AB(a)(b)
	1,320,000	1.024		03/28/14	1,297,464
Toronto-Dominion Bank(a)
	5,500,000	1.625		09/14/16	5,427,603
WM Covered Bond Program
EUR	700,000	4.375		05/19/14	939,545
	2,050,000	4.000		09/27/16	2,765,967

					94,927,431

Chemicals — 0.4%
Ecolab, Inc.
	$1,400,000	4.350		12/08/21	1,502,322
The Dow Chemical Co.
	2,166,000	5.900		02/15/15	2,400,296

					3,902,618

Communications — 1.5%
AT&T, Inc.
	1,150,000	5.600		05/15/18	1,342,266
	950,000	6.300		01/15/38	1,158,113
British Telecommunications PLC
GBP	244,000	6.625		06/23/17	436,628
Comcast Corp.
	$2,050,000	5.700		05/15/18	2,346,584
Deutsche Telekom International Finance BV(a)
	900,000	3.125		04/11/16	906,682
NBCUniversal Media LLC
	650,000	5.950		04/01/41	773,157
TDC A/S
EUR	500,000	4.375		02/23/18	683,794
Time Warner Cable, Inc.
	$950,000	6.550		05/01/37	1,097,617
Verizon New Jersey, Inc.
	65,000	8.000		06/01/22	82,351
Verizon Wireless Capital LLC
EUR	1,200,000	8.750		12/18/15	1,938,922
Vodafone Group PLC
	$2,600,000	2.875		03/16/16	2,692,471

					13,458,585

Consumer Noncyclical — 1.6%
Altria Group, Inc.
	700,000	9.700		11/10/18	946,039
BAT International Finance PLC
	1,208,000	9.500	(a)	11/15/18	1,640,319
GBP	750,000	6.375		12/12/19	1,400,030
Boston Scientific Corp.
	$1,504,000	4.500		01/15/15	1,580,259
CVS Caremark Corp.
	600,000	4.125		05/15/21	645,944
	1,550,000	6.125		09/15/39	1,858,757

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Consumer Noncyclical — (continued)
Imperial Tobacco Finance PLC
EUR	300,000	4.375%	11/22/13	$401,461
GBP	800,000	7.750	06/24/19	1,536,116
Kraft Foods, Inc.
	$1,200,000	5.375	02/10/20	1,382,875
	1,200,000	6.500	02/09/40	1,541,715
Pfizer, Inc.
	600,000	7.200	03/15/39	863,079

				13,796,594

Electric — 0.5%
Alliander NV(b)
EUR	350,000	4.875	11/11/49	441,667
DONG Energy A/S
	1,000,000	4.875	12/16/21	1,403,356
	350,000	7.750 (b)	06/01/3010	471,206
Enel Finance International SA(a)
	$539,000	5.125	10/07/19	481,515
RWE AG(b)
EUR	950,000	4.625	09/29/49	1,137,323

				3,935,067

Energy — 1.6%
Anadarko Petroleum Corp.
	$300,000	6.375	09/15/17	347,295
	650,000	6.950	06/15/19	764,590
BP Capital Markets PLC
GBP	1,500,000	4.325	12/10/18	2,492,216
EUR	600,000	4.154	06/01/20	823,929
Dolphin Energy Ltd.(a)
	$1,188,489	5.888	06/15/19	1,283,568
Gaz Capital SA for Gazprom
	1,370,000	9.250	04/23/19	1,626,875
Marathon Petroleum Corp.
	70,000	5.125	03/01/21	73,394
Petrobras International Finance Co.
	140,000	5.750	01/20/20	149,414
	1,450,000	5.375	01/27/21	1,522,942
Petroleos Mexicanos
	920,000	5.500	01/21/21	995,900
Schlumberger Investment SA(a)
	600,000	3.300	09/14/21	616,402
TNK-BP Finance SA
	268,000	7.500	07/18/16	281,400
	271,000	6.625	03/20/17	275,065
	190,000	7.875	03/13/18	203,062
Weatherford International Ltd.
	500,000	9.625	03/01/19	647,472
	1,698,000	5.125	09/15/20	1,770,690

				13,874,214

Financial Companies — 1.1%
American Express Credit Corp.
GBP	1,200,000	5.375	10/01/14	1,963,135
	$700,000	2.800	09/19/16	700,310
FUEL Trust(a)
	2,300,000	3.984	06/15/16	2,284,759
Nationwide Building Society
EUR	2,550,000	4.625	09/13/12	3,357,304
SLM Corp.
	$1,700,000	6.250	01/25/16	1,661,795

				9,967,303

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Food & Beverage — 0.6%
Anheuser-Busch InBev Worldwide, Inc.
	$700,000	7.750%	01/15/19	$908,340
	500,000	6.875	11/15/19	629,985
	400,000	5.375	01/15/20	466,672
	558,000	8.200	01/15/39	877,241
Archer-Daniels-Midland Co.
	1,432,000	4.479	03/01/21	1,622,225
Pernod-Ricard SA(a)
	400,000	4.450	01/15/22	419,034

				4,923,497

Health Care - Services(a) — 0.3%
Aristotle Holding, Inc.
	2,350,000	3.500	11/15/16	2,382,654

Insurance — 1.5%
Allianz Finance II BV(b)
EUR	1,500,000	5.750	07/08/41	1,651,792
American International Group, Inc.
	$750,000	4.875	09/15/16	708,753
AON Financial Services Luxembourg SA
EUR	650,000	6.250	07/01/14	904,665
Aviva PLC(b)
	1,050,000	6.875	05/22/38	1,193,463
Cloverie PLC for Zurich Insurance Co.(b)
	800,000	7.500	07/24/39	1,039,076
Metropolitan Life Global Funding I
GBP	1,050,000	5.250	01/09/14	1,721,785
	$650,000	2.000 (a)	01/10/14	653,836
Old Mutual PLC(b)
EUR	100,000	4.500	01/18/17	128,990
Prudential Financial, Inc.
	$2,150,000	4.500	11/15/20	2,161,839
QBE Capital Funding III Ltd.(a)(b)
	1,000,000	7.250	05/24/41	880,538
Standard Life PLC(b)
EUR	2,200,000	5.314	01/06/49	2,260,797

				13,305,534

Metals & Mining — 0.5%
Anglo American Capital PLC(a)
	$2,600,000	9.375	04/08/14	2,968,007
Rio Tinto Finance USA Ltd.
	752,000	9.000	05/01/19	1,021,861

				3,989,868

Pharmaceuticals — 0.3%
Teva Pharmaceutical Finance Co. BV
	2,550,000	3.650	11/10/21	2,597,647

Real Estate Investment Trust — 0.7%
HCP, Inc.
	1,850,000	5.375	02/01/21	1,945,066
Simon Property Group LP
	2,200,000	5.650	02/01/20	2,543,242
WEA Finance LLC(a)
	1,600,000	4.625	05/10/21	1,570,390

				6,058,698

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Retailers — 0.1%
Wal-Mart Stores, Inc.
	$550,000	5.000%	10/25/40	$642,001

Transportation — 0.2%
Transnet Ltd.
	1,940,000	4.500	02/10/16	1,949,700

TOTAL CORPORATE OBLIGATIONS				$189,711,411

Foreign Debt Obligations — 2.5%
Bank of America Corp.(b)
EUR	50,000	4.000%	03/28/18	$45,493
European Investment Bank
	6,400,000	4.250	04/15/15	8,895,911
European Union
	4,300,000	2.500	12/04/15	5,688,993
	4,300,000	2.750	06/03/16	5,734,105
German Postal Pensions Securitisation 2 PLC
	1,050,000	4.250	01/18/17	1,483,308

TOTAL FOREIGN DEBT OBLIGATIONS				$21,847,810

Asset-Backed Securities — 3.3%
Home Equity — 0.3%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(b)
	$489,991	1.294%	10/25/37	$479,014
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(b)
	1,600,000	1.544	10/25/37	1,184,652
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(b)
	2,900,000	1.744	10/25/37	1,179,553
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	130,824	7.000	09/25/37	93,378
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	171,820	7.000	09/25/37	120,281

				3,056,878

Student Loans(b) — 3.0%
Access Group, Inc. Series 2004-2, Class A2
	4,000,000	0.568	01/25/16	3,740,503
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
	430,368	0.684	09/25/23	424,943
College Loan Corp. Trust Series 2005-1, Class A2
	4,000,000	0.518	07/25/24	3,950,635
Educational Funding of the South, Inc. Series 2011-1, Class A2
	4,700,000	1.068	04/25/35	4,255,333
GCO Education Loan Funding Trust Series 2006-1, Class A10L
	300,000	0.696	02/27/28	255,147
GCO Education Loan Funding Trust Series 2006-1, Class A11L
	700,000	0.736	05/25/36	568,114
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
	1,265,954	1.456	02/25/42	1,222,255
Nelnet Student Loan Trust Series 2010-3A, Class A(a)
	1,402,524	1.198	07/27/48	1,372,636
Nelnet Student Loan Trust Series 2011-1A, Class A(a)
	833,823	1.144	02/25/43	816,165
SLC Student Loan Center Series 2011-1, Class A(a)
	1,675,820	1.514	10/25/27	1,630,385
SLC Student Loan Trust Series 2006-1, Class A4
	3,000,000	0.626	12/15/21	2,921,241

Principal		Interest	Maturity
Amount		Rate	Date	Value
Asset-Backed Securities — (continued)
Student Loans(b) — (continued)
US Education Loan Trust LLC Series 2006-1, Class A2(a)
	$711,238	0.657%	03/01/25	$696,112
Wachovia Student Loan Trust Series 2006-1, Class A4(a)
	4,000,000	0.498	04/25/23	3,952,565

				25,806,034

TOTAL ASSET-BACKED SECURITIES				$28,862,912

Mortgage-Backed Obligations — 11.6%
Adjustable Rate Non-Agency(b) — 0.3%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
	$10,772	0.664%	10/25/34	$9,476
Countrywide Alternative Loan Trust Series 2005-38, Class A1
	260,418	1.708	09/25/35	149,587
Countrywide Alternative Loan Trust Series 2005-82, Class A1
	3,457,907	0.564	02/25/36	1,621,670
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
	1,199,767	0.495	03/20/46	532,651

TOTAL ADJUSTABLE RATE NON-AGENCY				$2,313,384

Collateralized Mortgage Obligations — 1.6%
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1(b)
	$347,676	2.697%	04/20/35	$287,100
FHLMC Multifamily Structured Pass-Through Certificates Series K703, Class A2
	3,000,000	2.699	05/25/18	3,101,113
GMAC Mortgage Corp. Loan Trust Series 2004-AR1, Class 12A(b)
	600,235	3.103	06/25/34	546,417
Granite Mortgages PLC Series 2004-2, Class 3A(b)
GBP	441,152	1.390	06/20/44	656,399
Granite Mortgages PLC Series 2004-3, Class 3A1(b)
	437,311	1.430	09/20/44	650,746
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A(b)
	$1,478,182	2.660	08/19/36	747,561
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1(b)
	325,628	2.442	08/25/35	195,697
Luminent Mortgage Trust Series 2006-5, Class A1A(b)
	1,434,700	0.484	07/25/36	631,085
NCUA Guaranteed Notes Series 2010-C1, Class APT
	3,677,040	2.650	10/29/20	3,835,613
NCUA Guaranteed Notes Series 2010-R1, Class 2A
	149,811	1.840	10/07/20	150,841
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1(b)
	1,562,492	1.208	01/25/46	718,173
Sequoia Mortgage Trust Series 2004-10, Class A3A(b)
	329,678	0.928	11/20/34	257,602
Structured Adjustable Rate Mortgage Loan Trust Series 2004-12, Class 3A2(b)
	156,150	2.444	09/25/34	127,272
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1(b)
	807,838	2.574	11/25/34	670,444
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5, Class 3A1(b)
	771,117	2.505	05/25/34	682,142
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A1, Class A1A(b)
	1,711,482	0.908	02/25/47	863,516

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$14,121,721

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Federal Agencies — 9.7%
Adjustable Rate FNMA(b) — 0.8%
$3,113,580	5.740%	09/01/37	$3,310,691
1,518,236	6.442	09/01/37	1,616,921
2,221,426	5.795	10/01/37	2,365,819

			7,293,431

FHLMC — 1.3%
1,628	5.000	09/01/16	1,743
23,004	5.000	11/01/16	24,650
3,326	5.000	12/01/16	3,568
63,097	5.000	01/01/17	67,598
114,762	5.000	02/01/17	122,828
91,085	5.000	03/01/17	97,486
162,017	5.000	04/01/17	173,405
6,215	5.000	05/01/17	6,651
2,196	5.000	06/01/17	2,350
3,031	5.000	08/01/17	3,243
431,437	5.000	09/01/17	461,762
482,989	5.000	10/01/17	516,936
276,680	5.000	11/01/17	296,124
298,589	5.000	12/01/17	319,570
375,083	5.000	01/01/18	401,979
856,078	5.000	02/01/18	917,778
821,708	5.000	03/01/18	881,092
691,304	5.000	04/01/18	741,448
494,491	5.000	05/01/18	530,388
123,268	5.000	06/01/18	132,107
119,170	5.000	07/01/18	127,673
66,453	5.000	08/01/18	71,220
41,352	5.000	09/01/18	44,367
149,929	5.000	10/01/18	160,889
177,731	5.000	11/01/18	190,742
125,760	5.000	12/01/18	134,929
83,790	5.000	01/01/19	89,924
13,120	5.000	02/01/19	14,111
21,083	5.000	03/01/19	22,675
89,663	5.000	02/01/37	97,438
892,070	4.500	09/01/39	964,493
2,232,175	4.500	10/01/39	2,372,352
140,497	5.000	01/01/40	152,593
1,000,000	4.000	01/01/42	1,052,050

			11,198,162

FNMA — 7.0%
8,018	5.000	04/01/18	8,622
56,467	5.000	05/01/18	60,716
7,335	5.000	06/01/18	7,886
6,850	5.000	11/01/18	7,365
5,976	5.000	03/01/19	6,431
8,097	5.000	04/01/19	8,742
4,000,000	4.506	06/01/19	4,445,934
1,680,857	3.416	10/01/20	1,781,126
1,285,819	3.632	12/01/20	1,378,982
791,167	3.763	12/01/20	854,267
400,000	3.830	07/01/21	431,718
17,476	5.000	08/01/33	18,876
10,898	5.500	02/01/34	11,869
11,240	5.500	05/01/34	12,242
7,360	5.500	10/01/34	8,026
62,675	5.500	12/01/34	68,343
15,402	5.500	04/01/35	16,795
14,742	5.500	07/01/35	16,078

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
	$26,454	6.000%	07/01/38	$29,135
	133,539	4.500	05/01/39	144,076
	55,670	4.500	06/01/39	60,063
	505,693	4.500	08/01/39	548,261
	43,281	4.500	09/01/39	46,940
	107,949	4.500	10/01/39	117,074
	173,828	4.500	11/01/39	188,522
	243,951	4.500	12/01/39	264,572
	338,302	4.500	07/01/41	361,142
	221,797	4.500	08/01/41	236,771
	509,840	4.000	10/01/41	536,378
	336,044	4.500	10/01/41	358,733
	4,490,160	4.000	12/01/41	4,723,872
	2,000,000	4.000	01/01/42	2,104,032
	9,000,000	3.000	TBA — 15yr(c)	9,293,906
	26,000,000	3.500	TBA — 30yr(c)	26,743,439
	5,000,000	4.000	TBA — 30yr(c)	5,251,563

				60,152,497

GNMA — 0.6%
	839,375	3.950	07/15/25	898,765
	91,967	4.500	10/15/39	101,351
	4,000,000	4.000	TBA — 30yr(c)	4,290,312

				5,290,428

TOTAL FEDERAL AGENCIES				$83,934,518

TOTAL MORTGAGE-BACKED OBLIGATIONS				$100,369,623

Government Guarantee Obligations(d) — 9.5%
Achmea Hypotheekbank NV(a)
	$2,918,000	3.200%	11/03/14	$3,062,286
FMS Wertmanagement
EUR	11,000,000	2.250	07/14/14	14,545,251
	1,700,000	3.000	09/08/21	2,256,675
ING Bank NV
	2,600,000	3.375	03/03/14	3,516,455
Kreditanstalt fuer Wiederaufbau
	3,000,000	3.125	02/25/14	4,058,706
	7,700,000	3.125	04/08/16	10,639,252
	18,200,000	2.000	09/07/16	23,978,695
	7,700,000	2.625	08/16/19	10,216,167
AUD	3,000,000	6.000	08/20/20	3,131,134
LeasePlan Corp. NV
EUR	2,750,000	3.250	05/22/14	3,721,231
Swedbank AB
	2,550,000	3.375	05/27/14	3,466,544

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$82,592,396

U.S. Treasury Obligations — 7.7%
United States Treasury Bonds
	$10,000	6.500%	11/15/26	$15,174
	890,000	3.875	08/15/40	1,066,718
	2,200,000	4.250	11/15/40	2,805,066
	2,200,000	4.375	05/15/41	2,866,556
United States Treasury Notes
	23,000,000	0.250	09/15/14	22,945,260
	5,100,000	1.000	10/31/16	5,149,266

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest		Maturity
Amount	Rate		Date	Value
U.S. Treasury Obligations — (continued)
United States Treasury Notes — (continued)
$27,200,000	2.125	%(e)	08/15/21	$27,895,774
3,400,000	2.000		11/15/21	3,438,522

TOTAL U.S. TREASURY OBLIGATIONS				$66,182,336

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$863,126,690

Short-Term Obligation — 3.4%
Commercial Paper — 3.4%
Rabobank
$29,249,039	0.040%		01/03/12	$29,249,039

TOTAL INVESTMENTS — 103.1%				$892,375,729

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.1)%				(26,615,577)

NET ASSETS — 100.0%				$865,760,152

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $91,705,521, which represents approximately 10.6% of net assets as of December 31, 2011.

(b) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(c) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $45,579,220 which represents approximately 5.3% of net assets as of December 31, 2011.

(d) Guaranteed by a foreign government until maturity.

(e) All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

Currency Abbreviations:
AUD	— Australian Dollar
BGN	— New Bulgarian Lev
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
ZAR	— South African Rand

Investment Abbreviations:
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
SPA	— Stand-by Purchase Agreement

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2011, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Bank of America Securities LLC	CLP/USD	01/05/12	$517,189	$6,189
	USD/CLP	01/05/12	517,189	700
Barclays Bank PLC	EUR/HUF	03/21/12	664,321	24,732
	PLN/EUR	03/21/12	505,133	12,101
	SEK/NOK	03/21/12	494,629	11,000
	USD/RUB	01/12/12	501,450	8,550
	USD/SEK	01/11/12	5,473,929	174,126
	USD/TRY	03/21/12	240,869	4,131
Citibank NA	CHF/EUR	03/21/12	402,811	2,024
	CNY/USD	02/08/12	1,783,488	26,374
	JPY/EUR	03/21/12	485,705	13,015
	USD/CLP	01/03/12	314,452	449
	USD/EUR	03/21/12	2,486,808	20,839
	USD/NOK	03/21/12	454,796	14,246
	USD/SEK	03/21/12	1,201,621	23,516
	USD/TRY	03/21/12	489,503	13,754
Credit Suisse International (London)	USD/CHF	03/21/12	854,535	10,747
	USD/CZK	03/21/12	2,612,477	136,383
	USD/EUR	01/20/12	261,391,847	736,314
	USD/HUF	02/10/12	570,809	19,845
	USD/RUB	01/12/12	488,393	2,607
Deutsche Bank AG (London)	CAD/EUR	03/21/12	496,066	13,853
	CNY/USD	02/08/12	601,659	7,234
	CNY/USD	03/01/12	4,275,926	44,764
	EUR/BGN	11/23/12	3,685,740	109,734
	EUR/HUF	03/21/12	486,554	5,627
	INR/USD	01/17/12	620,021	9,021
	NZD/USD	03/21/12	431,169	1,299
	TRY/USD	03/21/12	509,960	2,960
	TWD/USD	01/18/12	511,144	144
	USD/DKK	01/24/12	2,735,179	122,663
	USD/EUR	01/20/12	14,667,775	116,139
	USD/MXN	03/21/12	1,005,684	11,316
	USD/TWD	01/18/12	507,388	612
HSBC Bank PLC	COP/USD	01/03/12	512,305	1,305
	EUR/CZK	03/21/12	498,850	6,283
	EUR/HUF	03/21/12	659,014	30,039
	EUR/PLN	03/21/12	485,894	7,582
	PLN/EUR	03/21/12	698,120	12,967
	USD/EUR	03/21/12	2,011,465	22,303
	USD/SEK	03/21/12	2,197,837	23,163
	ZAR/USD	03/22/12	499,285	7,285
JPMorgan Securities, Inc.	CLP/USD	01/23/12	519,862	2,722
	CNY/USD	02/08/12	1,792,326	26,092
	TRY/USD	03/21/12	497,916	2,916
	USD/CAD	01/13/12	323,788	2,969
	USD/CLP	01/03/12	504,636	3,364
	USD/EUR	03/21/12	3,968,305	23,033
Morgan Stanley Capital Services, Inc.	CLP/USD	01/03/12	513,220	2,220
	EUR/USD	03/21/12	492,181	90
	USD/EUR	03/21/12	506,428	3,424
	USD/RUB	01/10/12	495,089	14,911
Royal Bank of Canada	CAD/EUR	03/21/12	505,133	11,981
	CAD/USD	03/21/12	1,020,171	5,171

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Royal Bank of Canada (continued)	INR/USD	01/17/12	$510,278	$2,278
	USD/EUR	01/20/12	4,646,866	34,307
	USD/EUR	03/21/12	7,567,202	250,867
	USD/TRY	03/21/12	508,041	959
Royal Bank of Scotland PLC	CNY/USD	03/14/12	4,378,069	70,069
	COP/USD	01/03/12	512,751	2,751
	COP/USD	02/06/12	515,927	1,108
	USD/COP	01/03/12	513,836	1,690
	USD/INR	01/17/12	611,121	3,445
	USD/TRY	03/21/12	504,016	3,984
Standard Chartered Bank	JPY/USD	03/21/12	844,466	7,584
	NZD/USD	03/21/12	135,808	132
	USD/EUR	03/21/12	989,542	28,320
	USD/KRW	01/04/12	3,211,200	3,482
State Street Bank	CAD/EUR	03/21/12	997,314	20,497
UBS AG (London)	CNY/USD	02/08/12	1,783,488	26,647
	EUR/HUF	03/21/12	482,012	15,350
	EUR/PLN	03/21/12	518,260	2,155
	USD/CHF	03/21/12	221,252	2,748
	USD/HUF	03/21/12	222,980	18,785
	USD/RUB	01/10/12	490,955	2,398
	USD/RUB	01/31/12	293,795	205
Westpac Banking Corp.	USD/GBP	03/21/12	2,252,886	10,501

TOTAL				$2,427,090

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

Bank of America Securities LLC	KRW/USD	01/04/12	$508,343	$(2,657)
	USD/CNY	02/08/12	946,313	(4,030)
Barclays Bank PLC	BRL/USD	01/18/12	503,201	(5,799)
	CZK/EUR	03/21/12	488,295	(1,833)
	EUR/GBP	03/21/12	541,813	(1,251)
	EUR/PLN	03/21/12	496,759	(1,988)
	EUR/USD	03/21/12	490,886	(3,814)
	MYR/USD	01/18/12	1,053,090	(9,403)
	USD/CNY	03/01/12	1,981,909	(8,909)
	USD/INR	01/17/12	519,178	(10,178)
	USD/ZAR	02/09/12	9,004,389	(201,823)
	USD/ZAR	03/22/12	496,277	(4,277)
Citibank NA	EUR/JPY	03/21/12	495,211	(9,507)
	MYR/USD	01/18/12	1,005,863	(14,137)
	RUB/USD	01/23/12	483,871	(10,129)
	USD/BRL	01/18/12	512,952	(3,952)
	USD/CNY	02/08/12	4,552,968	(59,968)
	USD/CNY	03/01/12	1,981,598	(8,598)
Credit Suisse International (London)	EUR/CHF	03/21/12	509,910	(3,483)
	EUR/USD	03/21/12	1,012,856	(5,895)
	MXN/USD	03/21/12	485,659	(6,341)
	USD/PLN	02/09/12	2,181,517	(3,509)
Deutsche Bank AG (London)	CLP/USD	01/03/12	305,867	(733)
	CNY/USD	03/01/12	3,018,803	(11,136)
	EUR/CHF	03/21/12	511,789	(5,361)
	EUR/SEK	03/21/12	507,954	(2,822)
	EUR/USD	03/21/12	509,018	(1,041)
	ILS/USD	03/21/12	503,383	(9,383)
	USD/CNY	03/14/12	1,353,785	(10,338)
	USD/COP	01/03/12	511,220	(2,220)
	USD/JPY	01/25/12	149,589,949	(1,455,887)
	USD/MXN	01/30/12	3,881,931	(94,149)
HSBC Bank PLC	BRL/USD	01/18/12	506,976	(2,024)
	HUF/EUR	03/21/12	196,380	(6,721)
	MXN/USD	03/21/12	976,681	(9,319)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

HSBC Bank PLC (continued)	TWD/USD	01/30/12	$984,881	$(2,119)
	USD/CNY	03/14/12	754,073	(6,073)
	USD/TRY	03/21/12	247,967	(2,967)
JPMorgan Securities, Inc.	EUR/CHF	03/21/12	916,939	(7,700)
	EUR/PLN	03/21/12	692,187	(1,839)
	EUR/USD	01/20/12	5,055,766	(49,042)
	EUR/USD	03/21/12	2,004,989	(29,661)
	TRY/USD	03/21/12	490,535	(3,465)
	USD/CNY	03/14/12	759,769	(7,769)
	USD/GBP	01/31/12	42,633,724	(36,523)
Morgan Stanley Capital Services, Inc.	EUR/PLN	03/21/12	694,563	(4,215)
	EUR/USD	03/21/12	499,952	(10,579)
	RUB/USD	01/10/12	495,089	(2,417)
	RUB/USD	01/23/12	502,710	(4,290)
	TRY/USD	03/21/12	506,696	(2,304)
	USD/CNY	03/14/12	755,421	(7,421)
Royal Bank of Canada	CAD/USD	03/21/12	830,991	(1,512)
	EUR/CAD	03/21/12	490,008	(1,713)
	USD/AUD	01/19/12	6,571,199	(22,943)
Royal Bank of Scotland PLC	CNY/USD	03/01/12	6,818,733	(24,936)
	EUR/PLN	03/21/12	506,825	(9,463)
	USD/CNY	03/14/12	755,021	(7,021)
Standard Chartered Bank	EUR/SEK	03/21/12	997,276	(12,915)
	KRW/USD	01/04/12	2,702,857	(11,767)
	KRW/USD	02/07/12	3,182,300	(24,954)
	USD/CNY	02/08/12	2,116,054	(12,054)
State Street Bank	MXN/USD	03/21/12	5,318,893	(167,203)
	USD/NZD	03/21/12	2,021,152	(26,886)
UBS AG (London)	EUR/CAD	03/21/12	508,016	(14,540)
	EUR/USD	03/21/12	1,005,085	(13,884)
	RUB/USD	01/10/12	490,955	(20,045)
	RUB/USD	01/12/12	980,080	(8,920)
	RUB/USD	01/31/12	291,665	(2,335)
	USD/BRL	01/18/12	512,816	(3,816)
	USD/CAD	01/13/12	21,356,390	(98,924)
Westpac Banking Corp.	SGD/USD	03/21/12	4,696,412	(31,047)
	USD/AUD	03/21/12	2,071,738	(63,038)

TOTAL				$(2,750,915)

FUTURES CONTRACTS — At December 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Australia 10 Year Treasury Bonds	11	March 2012	$1,337,664	$13,852
Japan 10 Year Government Bond	(23)	March 2012	(42,554,632)	(39,875)
Ultra Long U.S. Treasury Bonds	37	March 2012	5,926,938	101,017
2 Year German Euro-Schatz	(231)	March 2012	(32,988,554)	(104,340)
5 Year German Euro-Bobl	(206)	March 2012	(33,356,276)	(179,472)
10 Year German Euro-Bund	(69)	March 2012	(12,416,728)	(393,059)
2 Year U.S. Treasury Notes	36	March 2012	7,939,688	4,441
5 Year U.S. Treasury Notes	61	March 2012	7,518,727	7,391
10 Year U.S. Treasury Notes	14	March 2012	1,835,750	8,758
30 Year U.S. Treasury Bonds	52	March 2012	7,530,250	45,664

TOTAL				$(535,623)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Barclays Bank PLC	EUR	5,660	(a)	12/20/14	6 month EURO	1.375%	$(8,282)	$—	$(8,282)
		5,320	(a)	12/27/14	6 month EURO	1.448	(16,805)	—	(16,805)
	JPY	821,000	(a)	06/20/17	0.500%	6 month JYOR	(19,319)	(13,998)	(5,321)
	EUR	1,980	(a)	09/30/18	2.650	6 month EURO	42,855	—	42,855
		$100	(a)	06/20/19	2.000	3 month LIBOR	1,362	402	960
		21,840	(a)	10/14/19	2.943	3 month LIBOR	607,535	—	607,535
	EUR	6,070	(a)	12/20/19	2.362	6 month EURO	33,548	—	33,548
		5,710	(a)	12/27/19	2.430	6 month EURO	61,227	—	61,227
		1,020	(a)	09/30/23	6 month EURO	3.005	(27,929)	—	(27,929)
		2,360	(a)	12/20/27	6 month EURO	2.780	(1,612)	—	(1,612)
		2,230	(a)	12/27/27	6 month EURO	2.868	(31,941)	—	(31,941)
		$8,960	(a)	10/14/29	3 month LIBOR	3.318	(499,765)	—	(499,765)
Citibank NA	KRW	8,068,285		07/15/14	3.905	3 month KWCDC	109,045	—	109,045
	EUR	10,000	(a)	09/30/18	2.551	6 month EURO	156,979	—	156,979
		6,180	(a)	10/04/18	2.623	6 month EURO	121,925	—	121,925
		$10,780	(a)	11/25/19	2.550	3 month LIBOR	83,384	—	83,384
	EUR	5,400	(a)	09/30/23	6 month EURO	2.890	(78,282)	—	(78,282)
		3,360	(a)	10/04/23	6 month EURO	2.983	(82,615)	—	(82,615)
		$4,380	(a)	11/25/29	3 month LIBOR	2.919	(25,975)	—	(25,975)
	EUR	2,100	(a)	06/20/42	3.000	6 month EURO	242,562	220,604	21,958
Credit Suisse First Boston Corp.		$9,020	(a)	06/20/14	1.000	3 month LIBOR	37,105	42,050	(4,945)
	EUR	13,800	(a)	09/23/14	6 month EURO	1.770	(70,527)	—	(70,527)
		24,900	(a)	12/02/14	6 month EURO	1.850	(134,733)	—	(134,733)
		22,500	(a)	12/09/14	6 month EURO	1.810	(108,881)	—	(108,881)
		17,500	(a)	12/09/14	6 month EURO	1.850	(93,452)	—	(93,452)
		9,400	(a)	09/23/16	2.250	6 month EURO	125,193	—	125,193
		17,000	(a)	12/02/16	2.435	6 month EURO	289,675	—	289,675
		15,300	(a)	12/09/16	2.400	6 month EURO	236,180	—	236,180
		11,900	(a)	12/09/16	2.445	6 month EURO	203,415	—	203,415
		21,375	(a)	06/20/17	6 month EURO	2.250	(566,579)	(346,445)	(220,134)
		5,220	(a)	09/30/18	2.504	6 month EURO	67,365	—	67,365
		2,100	(a)	09/23/20	6 month EURO	2.690	(29,614)	—	(29,614)
		3,900	(a)	12/02/20	6 month EURO	3.000	(135,924)	—	(135,924)
		3,400	(a)	12/09/20	6 month EURO	2.970	(108,601)	—	(108,601)
		2,700	(a)	12/09/20	6 month EURO	3.020	(97,246)	—	(97,246)
		$32,780	(a)	06/20/22	3 month LIBOR	2.500	(1,028,988)	(479,239)	(549,749)
	EUR	2,840	(a)	09/30/23	6 month EURO	2.844	(26,533)	—	(26,533)
		$650	(a)	06/20/42	2.750	3 month LIBOR	13,720	3,492	10,228
Deutsche Bank Securities, Inc.	EUR	13,100	(a)	09/16/14	6 month EURO	1.700	(56,401)	—	(56,401)
		8,900	(a)	09/16/16	2.210	6 month EURO	108,044	—	108,044
		2,000	(a)	09/16/20	6 month EURO	2.700	(30,759)	—	(30,759)
		$1,400	(a)	06/20/22	2.500	3 month LIBOR	43,947	42,898	1,049
		3,400	(a)	06/20/22	3 month LIBOR	2.500	(106,730)	(50,053)	(56,677)

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged			Upfront Payments
	Notional				Payments	Payments		Made
	Amount			Termination	Received by	Made by	Market	(Received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

JPMorgan Securities, Inc.	EUR	16,400	(a)	09/23/14	6 month EURO	1.750%	$(79,694)	$—	$(79,694)
		11,200	(a)	09/23/16	2.240%	6 month EURO	145,024	—	145,024
		2,500	(a)	09/23/20	6 month EURO	2.690	(35,255)	—	(35,255)
		$4,200	(a)	06/20/22	2.500	3 month LIBOR	131,842	127,266	4,576
Morgan Stanley Capital Services, Inc.	EUR	8,220	(a)	12/21/14	6 month EURO	1.370	(10,867)	—	(10,867)
		8,790	(a)	12/21/19	2.354	6 month EURO	41,870	—	41,870
		3,420	(a)	12/21/27	6 month EURO	2.770	3,355	—	3,355
Royal Bank of Canada	CAD	6,800	(a)	09/27/17	6 month CDOR	1.921	(91,417)	—	(91,417)
		9,100	(a)	09/27/22	2.697	6 month CDOR	236,816	—	236,816
		2,400	(a)	09/27/42	6 month CDOR	2.882	(121,837)	—	(121,837)
Royal Bank of Scotland	EUR	8,080	(a)	12/20/14	6 month EURO	1.375	(11,824)	—	(11,824)
		8,670	(a)	12/20/19	2.358	6 month EURO	44,589	—	44,589
		3,380	(a)	12/20/27	6 month EURO	2.775	389	—	389
UBS AG (London)		6,250	(a)	08/26/14	6 month EURO	1.940	(46,843)	—	(46,843)
		4,250	(a)	08/26/16	2.518	6 month EURO	103,894	—	103,894
	CHF	5,400		01/06/17	2.105	6 month CHFOR	547,462	—	547,462
	EUR	970	(a)	08/26/20	6 month EURO	3.070	(45,740)	—	(45,740)

TOTAL							$9,337	$(453,023)	$462,360

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2011.

CREDIT DEFAULT SWAP CONTRACTS

		Notional	Rates Received		Credit Spread at		Upfront Payments Made
	Referenced	Amount	(Paid) by	Termination	December 31, 2011	Market	(Received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(Basis Points)(b)	Value	by the Fund	Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$37,000	(1.000)%	06/20/14	92	$(84,343)	$(335,997)	$251,654
Citibank NA	iTraxx SovX Western Europe Index 6	650	(1.000)	12/20/16	352	69,728	70,338	(610)
Deutsche Bank Securities, Inc.	iTraxx SovX Western Europe Index 6	1,540	(1.000)	12/20/16	352	165,201	172,540	(7,339)
HSBC Bank PLC	iTraxx SovX Western Europe Index 6	7,080	(1.000)	12/20/16	352	759,495	734,749	24,746
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	34,000	(1.000)	06/20/14	92	(77,503)	(287,767)	210,264
Royal Bank of Scotland	iTraxx SovX Western Europe Index 6	1,010	(1.000)	12/20/16	352	108,346	90,382	17,964

GOLDMAN SACHS GLOBAL INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS (continued)

		Notional	Rates Received		Credit Spread at		Upfront Payments Made
	Referenced	Amount	(Paid) by	Termination	December 31, 2011	Market	(Received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(Basis Points)(b)	Value	by the Fund	Gain (Loss)

UBS AG (London)	iTraxx SovX Western Europe Index 6	$3,410	(1.000)%	12/20/16	352	$365,802	$357,035	$8,767
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	16,700	1.000	06/20/16	117	(115,359)	21,305	(136,664)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	27,200	1.000	06/20/16	117	(187,890)	33,170	(221,060)

TOTAL						$1,003,477	$855,755	$147,722

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — For the period ended December 31, 2011, the Fund had the following written swaptions activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2011	$31,000	$(329,762)
Contracts Written	466,985	(9,239,979)
Contracts Bought to Close	(401,805)	8,608,111
Contracts Expired	(96,180)	961,630

Contracts Outstanding December 31, 2011	$—	$—

TAX INFORMATION — At December 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$880,278,131

Gross unrealized gain	39,930,081
Gross unrealized loss	(27,832,483)

Net unrealized security gain	$12,097,598

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments
December 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — 13.0%
Automotive — 0.3%
Ford Motor Co.
	$5,500,000	7.450%	07/16/31	$6,545,000

Banks — 4.1%
Bank of Scotland PLC(a)
	3,100,000	5.250	02/21/17	3,246,280
Canadian Imperial Bank of Commerce(a)
	21,400,000	1.500	12/12/14	21,429,382
Cie de Financement Foncier(a)
	2,400,000	2.125	04/22/13	2,374,229
Citigroup Capital XXI(b)(c)
	8,250,000	8.300	12/21/57	8,311,875
Credit Suisse AG/Guernsey(b)(c)
	4,400,000	5.860	05/29/49	3,564,000
HSBC Capital Funding LP(b)(c)
EUR	2,900,000	5.369	03/24/49	3,227,861
ING Bank NV(a)
	$4,200,000	2.500	01/14/16	4,124,308
National City Preferred Capital Trust I(b)(c)
	7,850,000	12.000	12/10/49	8,242,499
Nordea Eiendomskreditt AS(a)
	1,900,000	1.875	04/07/14	1,900,523
Regions Bank
	6,200,000	7.500	05/15/18	6,138,000
Sparebank 1 Boligkreditt AS(a)
	12,100,000	1.250	10/25/13	12,013,896
US Bank NA(b)(c)
EUR	3,150,000	4.375	02/28/17	3,771,122

				78,343,975

Electric(b)(c) — 0.1%
Puget Sound Energy, Inc.
	$2,000,000	6.974	06/01/67	1,980,000

Energy(b) — 1.2%
Newfield Exploration Co.
	1,721,000	6.625	04/15/16	1,764,025
	1,550,000	7.125	05/15/18	1,631,297
Plains Exploration & Production Co.
	1,100,000	7.625	06/01/18	1,166,000
SandRidge Energy, Inc.
	6,000,000	7.500	03/15/21	5,910,000
Transocean, Inc.
	6,575,000	6.375	12/15/21	6,988,456
Trinidad Drilling Ltd.(a)
	4,925,000	7.875	01/15/19	5,074,716
WPX Energy, Inc.(a)
	1,100,000	5.250	01/15/17	1,102,750

				23,637,244

Environmental(b) — 0.1%
Casella Waste Systems, Inc.
	2,100,000	11.000	07/15/14	2,273,250

Principal	Interest	Maturity
Amount	Rate	Date	Value
Corporate Obligations — (continued)
Gaming(b) — 0.4%
MGM Resorts International
$5,925,000	10.375%	05/15/14	$6,769,312

Health Care — Services(b) — 0.9%
Community Health Systems, Inc.
6,217,000	8.875	07/15/15	6,419,053
Fresenius Medical Care US Finance, Inc.(a)
7,050,000	5.750	02/15/21	7,041,187
Tenet Healthcare Corp.(a)
3,250,000	6.250	11/01/18	3,282,500

			16,742,740

Media — Cable(b) — 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
5,450,000	7.000	01/15/19	5,668,000
Charter Communications Operating LLC(a)
3,951,000	10.875	09/15/14	4,242,386

			9,910,386

Metals & Mining(a)(b) — 0.2%
Calcipar SA
4,500,000	6.875	05/01/18	4,164,368

Noncaptive — Financial(b) — 0.2%
GEO Maquinaria
724,525	9.625	05/02/21	644,355
3,672,250	9.625 (a)	05/02/21	3,378,470

			4,022,825

Packaging(a)(b) — 0.4%
Reynolds Group Holdings Ltd.
8,350,000	8.250	02/15/21	7,389,750

Paper(a)(b) — 0.1%
PE Paper Escrow GmbH
2,224,000	12.000	08/01/14	2,363,000

Pipelines(b) — 1.0%
Carrizo Oil & Gas, Inc.(d)
117,000	4.375	06/01/28	116,124
Enterprise Products Operating LLC(c)
3,875,000	8.375	08/01/66	4,151,094
3,175,000	7.034	01/15/68	3,309,937
Regency Energy Partners LP
1,700,000	9.375	06/01/16	1,865,750
5,000,000	6.500	07/15/21	5,193,750
Southern Union Co.(c)
5,200,000	3.447	11/01/66	4,849,000

			19,485,655

Property/Casualty Insurance(a)(b)(c) — 0.6%
ZFS Finance USA Trust IV
11,446,000	5.875	05/09/32	10,759,240

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Corporate Obligations — (continued)
Retailers(b) — 0.2%
Burlington Coat Factory Warehouse Corp.
	$3,075,000	10.000%	02/15/19	$2,982,750

Services Cyclical — Business Services(b) — 0.5%
ACCO Brands Corp.
	3,470,000	10.625	03/15/15	3,860,375
Equinix, Inc.
	1,150,000	8.125	03/01/18	1,265,000
	5,000,000	7.000	07/15/21	5,300,000

				10,425,375

Services Cyclical — Rental Equipment(a)(b) — 0.3%
RSC Equipment Rental/RSC Holdings Inc.
	5,115,000	10.000	07/15/17	5,882,250

Wireless Telecommunications(b) — 1.1%
Intelsat Jackson Holdings SA(a)
	3,145,000	7.250	04/01/19	3,207,900
Intelsat Luxembourg SA(a)(e)
	3,175,000	11.500	02/04/17	2,968,625
Nextel Communications, Inc.
	5,545,000	5.950	03/15/14	5,337,062
Sprint Nextel Corp.(a)
	5,500,000	9.000	11/15/18	5,768,125
	2,750,000	11.500	11/15/21	2,719,063

				20,000,775

Wirelines Telecommunications — 0.8%
Frontier Communications Corp.(b)
	6,925,000	8.250	04/15/17	7,098,125
Portugal Telecom International Finance BV
EUR	1,600,000	3.750	03/26/12	2,046,518
Windstream Corp.(b)
	$5,000,000	7.750	10/01/21	5,125,000

				14,269,643

TOTAL CORPORATE OBLIGATIONS				$247,947,538

Mortgage-Backed Obligations — 38.9%
Adjustable Rate Non-Agency(c) — 11.5%
American Home Mortgage Assets Series 2007-2, Class A1
	$2,592,483	0.419%	03/25/47	$1,307,512
Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1
	1,420,210	0.514	08/25/36	676,743
Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 1A1
	6,296,048	0.494	09/25/47	3,480,383
Countrywide Alternative Loan Trust Series 2005-61, Class 1A1
	1,084,803	0.554	12/25/35	706,007
Countrywide Alternative Loan Trust Series 2005-76, Class 1A1
	3,350,018	1.688	01/25/36	2,098,278
Countrywide Alternative Loan Trust Series 2005-81, Class A1
	11,744,337	0.574	02/25/37	5,721,012
Countrywide Alternative Loan Trust Series 2005-9CB, Class 1A5
	2,251,858	0.794	05/25/35	1,546,748
Countrywide Alternative Loan Trust Series 2007-OA11, Class A1A
	2,570,748	1.588	11/25/47	1,116,055
Countrywide Alternative Loan Trust Series 2007-OA2, Class 2A1
	16,042,243	0.424	03/25/47	6,694,627

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2006-OA1, Class A1
$692,784	0.494%	02/25/47	$385,972
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR2, Class 2A1A
28,089,809	0.485	10/19/36	15,459,235
Harborview Mortgage Loan Trust Series 2005-09, Class 2A1A
1,566,933	0.625	06/20/35	1,163,263
Harborview Mortgage Loan Trust Series 2006-09, Class 2A1A
6,317,837	0.495	11/19/36	3,613,347
Harborview Mortgage Loan Trust Series 2006-14, Class 2A1A
5,837,703	0.435	01/25/47	3,025,053
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
1,628,140	2.442	08/25/35	978,485
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
1,371,154	4.913	09/25/35	955,796
Indymac Index Mortgage Loan Trust Series 2005-AR23, Class 6A1
8,734,041	5.110	11/25/35	5,888,325
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
6,667,887	0.514	04/25/46	3,163,659
Indymac Index Mortgage Loan Trust Series 2006-AR41, Class A3
12,616,635	0.474	02/25/37	5,043,503
Indymac Index Mortgage Loan Trust Series 2007-FLX4, Class 2A1
10,764,789	0.474	07/25/37	6,569,429
Lehman XS Trust Series 2006-GP1, Class A2A
6,808,125	0.464	05/25/46	5,537,742
Lehman XS Trust Series 2007-15N, Class 4A1
14,197,670	1.194	08/25/47	7,733,295
Lehman XS Trust Series 2007-16N, Class 2A2
700,659	1.144	09/25/47	375,418
Lehman XS Trust Series 2007-7N, Class 1A1A
32,008,723	0.514	06/25/47	16,802,806
Luminent Mortgage Trust Series 2006-6, Class A1
12,218,307	0.494	10/25/46	7,071,127
Luminent Mortgage Trust Series 2006-7, Class 2A1
14,753,643	0.464	12/25/36	7,779,075
Luminent Mortgage Trust Series 2007-2, Class 2A1
3,328,638	0.524	05/25/37	1,516,686
Master Adjustable Rate Mortgages Trust Series 2007-2, Class A1
7,653,930	0.444	03/25/47	4,632,117
Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1
2,537,820	0.494	05/25/47	1,186,032
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
8,730,426	1.208	01/25/46	4,012,791
Residential Accredit Loans, Inc. Series 2006-QO10, Class A1
8,825,331	0.454	01/25/37	4,837,784
Residential Accredit Loans, Inc. Series 2007-QH2, Class A1
717,401	0.434	03/25/37	389,260
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
14,947,780	6.465	11/25/37	6,307,678
Residential Accredit Loans, Inc. Series 2007-QO3, Class A1
21,913,702	0.454	03/25/47	11,742,234
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
10,564,385	2.939	09/25/35	7,446,040
Structured Adjustable Rate Mortgage Loan Trust Series 2006-04, Class 5A1
9,765,925	5.481	05/25/36	7,426,265
Structured Asset Mortgage Investments, Inc. Series 2005-AR7, Class 5A1
2,229,864	1.668	03/25/46	1,122,793
Structured Asset Mortgage Investments, Inc. Series 2006-AR6, Class 1A3
782,454	0.484	07/25/46	354,256
Structured Asset Mortgage Investments, Inc. Series 2006-AR7, Class A1A
835,364	0.504	08/25/36	437,735

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Structured Asset Mortgage Investments, Inc. Series 2006-AR8, Class A1A
	$6,674,390	0.494%	10/25/36	$3,562,708
Structured Asset Mortgage Investments, Inc. Series 2007-AR7, Class 1A1
	2,445,105	1.144	05/25/47	1,277,119
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR4, Class DA
	4,839,674	1.178	06/25/46	1,932,023
Washington Mutual Mortgage Pass Through Certificates Series 2005-AR12, Class 1A6
	8,175,000	2.482	10/25/35	5,673,277
Washington Mutual Mortgage Pass Through Certificates Series 2005-AR9, Class A1A
	2,176,534	0.614	07/25/45	1,586,633
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
	3,435,727	0.614	08/25/45	2,452,602
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR19, Class A1A1
	895,812	0.564	12/25/45	662,437
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6, Class 2A1A
	829,882	0.524	04/25/45	595,921
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 1A1A
	570,165	0.564	07/25/45	417,940
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 2A1A
	2,075,684	0.584	07/25/45	1,483,390
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
	5,715,320	1.128	09/25/46	2,679,541
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR15, Class 1A
	6,909,036	1.048	11/25/46	3,754,665
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR17, Class 1A
	12,703,205	1.028	12/25/46	6,521,761
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR4, Class 1A1A
	12,997,943	1.148	05/25/46	9,180,021
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR5, Class 4A
	2,579,157	1.198	06/25/46	966,695
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 2A
	13,962,207	0.908	01/25/47	5,271,031
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA4, Class 1A
	8,707,382	0.978	05/25/47	4,762,911

				219,085,241

Collateralized Mortgage Obligations — 8.0%
Regular Floater(c) — 0.7%
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12
	$2,560,860	1.094%	12/25/35	$1,438,656
Granite Mortgages PLC Series 2003-2, Class 3A
GBP	4,054,977	1.454	07/20/43	6,035,325
Granite Mortgages PLC Series 2003-3, Class 2A
EUR	297,738	1.959	01/20/44	369,299
Granite Mortgages PLC Series 2004-2, Class 3A
GBP	2,083,603	1.390	06/20/44	3,100,234
Granite Mortgages PLC Series 2004-3, Class 2A2
EUR	109,587	1.697	09/20/44	135,889

Principal		Interest	Maturity
Amount		Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Regular Floater(c) — (continued)
Granite Mortgages PLC Series 2004-3, Class 3A1
GBP	1,942,730	1.430%	09/20/44	$2,890,904

				13,970,307

Sequential Fixed Rate — 7.0%
Banc of America Funding Corp. Series 2007-8, Class 2A1
	$4,271,247	7.000	10/25/37	2,806,709
BCAP LLC Trust Series 2007-AA2, Class 2A7
	3,836,163	6.000	04/25/37	2,447,546
Citicorp Mortgage Securities, Inc. Series 2007-4, Class 2A1
	815,305	5.500	05/25/22	786,825
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7
	2,633,117	6.000	01/25/37	1,632,533
Citimortgage Alternative Loan Trust Series 2007-A4, Class 1A5
	9,572,840	5.750	04/25/37	6,248,626
Countrywide Alternative Loan Trust Series 2005-77T1, Class 1A2
	5,511,748	6.000	02/25/36	3,708,101
Countrywide Alternative Loan Trust Series 2007-06, Class A4
	1,756,528	5.750	04/25/47	1,018,471
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A7
	1,901,180	6.000	08/25/37	1,381,153
Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25
	1,112,449	6.000	08/25/37	744,151
Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-1, Class A4
	15,506,242	6.000	03/25/37	11,969,763
Credit Suisse Mortgage Capital Certificates Trust Series 2006-8, Class 4A1
	965,042	6.500	10/25/21	723,249
FHLMC Multifamily Structured Pass-Through Certificates Series K703, Class A2
	7,000,000	2.699	05/25/18	7,235,931
JPMorgan Alternative Loan Trust Series 2008-R2, Class A1(a)
	17,082,794	6.000	11/25/36	11,629,348
Morgan Stanley Mortgage Loan Trust Series 2005-4, Class 1A
	3,462,330	5.000	08/25/35	3,272,844
Morgan Stanley Mortgage Loan Trust Series 2006-2, Class 1A
	9,396,123	5.250	02/25/21	8,185,654
Morgan Stanley Mortgage Loan Trust Series 2006-2, Class 2A3
	10,931,232	5.750	02/25/36	8,632,794
Residential Accredit Loans, Inc. Series 2006-QS12, Class 1A1
	10,454,257	6.500	09/25/36	6,023,951
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
	1,423,425	5.500	02/25/36	850,514
Residential Accredit Loans, Inc. Series 2006-QS4, Class A9
	7,503,532	6.000	04/25/36	4,794,960
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
	2,449,141	6.000	06/25/36	1,432,675
Residential Accredit Loans, Inc. Series 2006-QS7, Class A1
	1,500,850	6.000	06/25/36	928,489
Residential Accredit Loans, Inc. Series 2006-QS8, Class A1
	5,774,949	6.000	08/25/36	3,514,844
Residential Accredit Loans, Inc. Series 2006-QS8, Class A3
	4,483,175	6.000	08/25/36	2,760,173
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
	4,431,447	6.500	07/25/36	2,870,342
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
	3,282,468	6.000	08/25/36	2,218,966
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
	13,439,710	6.000	10/25/37	10,579,674
Washington Mutual Mortgage Pass-Through Certificate Series 2005-1, Class 5A1
	8,234,726	6.000	03/25/35	6,737,655
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 1A1
	10,815,781	6.000	06/25/37	8,006,449

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Sequential Fixed Rate — (continued)
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 1A1
$1,770,265	5.750%	07/25/37	$1,227,626
Wells Fargo Alternative Loan Trust Series 2007-PA3, Class 3A1
7,427,007	6.250	07/25/37	4,785,963
Wells Fargo Mortgage Backed Securities Trust Series 2007-11, Class A85
4,096,464	6.000	08/25/37	3,668,700

			132,824,679

Sequential Floating Rate(c) — 0.2%
Banc of America Funding Corp. Series 2007-2, Class 2A1
452,840	5.617	03/25/37	424,300
Chaseflex Trust Series 2007-3, Class 1A2
6,014,989	0.754	07/25/37	3,167,401
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR10, Class A1
1,696,793	0.394	12/25/36	816,050

			4,407,751

Support — 0.1%
Countrywide Alternative Loan Trust Series 2006-4CB, Class 2A4
1,343,034	5.500	04/25/36	926,330

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$152,129,067

Federal Agencies — 19.4%
Adjustable Rate FNMA(c) — 0.6%
$1,426,111	1.966%	10/01/34	$1,503,787
3,234,476	1.942	01/01/35	3,403,948
3,085,692	1.950	01/01/35	3,249,259
2,679,842	2.653	09/01/35	2,828,314

			10,985,308

FNMA — 18.8%
7,014,259	3.104	01/01/18	7,419,599
7,814,854	3.462	01/01/18	8,418,101
4,400,000	3.660	01/01/18	4,731,143
1,369,226	5.000	01/01/18	1,478,435
7,183,184	5.000	02/01/18	7,756,112
5,500,000	3.750	03/01/18	5,996,506
4,480,318	5.000	03/01/18	4,837,667
6,681,337	5.000	04/01/18	7,214,240
3,550,000	3.840	05/01/18	3,845,913
557,877	5.000	05/01/18	602,373
547,803	5.000	06/01/18	591,495
11,214	5.500	01/01/19	12,214
169,791	5.500	02/01/19	184,884
185,329	5.500	03/01/19	201,847
131,459	5.500	04/01/19	143,174
80,596	5.500	05/01/19	87,779
327,012	5.500	06/01/19	356,156
1,141,988	5.500	07/01/19	1,243,731
1,104,816	5.500	08/01/19	1,203,209
976,167	5.500	09/01/19	1,063,088
281,144	5.500	10/01/19	306,187
286,975	5.500	11/01/19	312,551
411,866	5.500	12/01/19	448,574
41,830	5.500	01/01/20	45,547
21,970	5.500	06/01/20	23,910
5,519,775	5.500	07/01/20	6,000,239
2,175,227	3.416	10/01/20	2,304,987

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$1,582,547	3.632%	12/01/20	$1,697,208
15,220,780	5.500	05/01/25	16,564,583
4,325,254	4.500	10/01/39	4,601,718
1,784,766	4.500	11/01/40	1,900,264
9,454,505	4.000	01/01/41	9,940,764
8,878,667	4.000	03/01/41	9,338,084
5,337,644	4.500	07/01/41	5,698,016
8,449,689	4.500	08/01/41	9,020,869
6,970,444	4.000	10/01/41	7,333,254
5,302,029	4.500	10/01/41	5,659,997
7,980,321	4.000	12/01/41	8,395,696
2,000,000	4.000	01/01/42	2,104,031
187,000,000	3.000	TBA - 15yr(f)	193,106,709
13,000,000	3.500	TBA - 30yr(f)	13,371,719
4,000,000	4.500	TBA - 30yr(f)	4,257,188

			359,819,761

TOTAL FEDERAL AGENCIES			$370,805,069

TOTAL MORTGAGE-BACKED OBLIGATIONS			$742,019,377

Asset-Backed Securities — 8.8%
Collateralized Loan Obligations(c) — 5.7%
Black Diamond CLO Ltd. Series 2005-1A, Class A1(a)
$5,700,023	0.833%	06/20/17	$5,337,827
Black Diamond CLO Ltd. Series 2005-1A, Class A1A(a)
2,805,679	0.813	06/20/17	2,659,424
Black Diamond CLO Ltd. Series 2006-1A, Class AD(a)
1,000,000	0.678	04/29/19	900,942
Greywolf CLO Ltd. Series 2007-1A, Class A(a)
9,327,400	0.716	02/18/21	8,444,217
Jasper CLO Ltd. Series 2005-1A, Class A(a)
32,038,455	0.699	08/01/17	29,402,331
KKR Financial CLO Ltd. Series 2006-1A, Class A1(a)
24,300,091	0.786	08/25/18	22,678,741
KKR Financial CLO Ltd. Series 2007-1A, Class A(a)
13,712,725	0.807	05/15/21	12,309,556
KKR Financial CLO Ltd. Series 2007-AA, Class A(a)
1,273,955	1.153	10/15/17	1,213,668
Mountain View Funding CLO Series 2007-3A, Class A1(a)
2,725,691	0.618	04/16/21	2,545,995
Westchester CLO Ltd. Series 2007-1X, Class A1A
25,630,885	0.654	08/01/22	22,861,699

			108,354,400

Home Equity — 1.3%
AH Mortgage Advance Trust Series SART-1, Class A1(a)
6,400,000	2.630	05/10/42	6,366,871
AH Mortgage Advance Trust Series SART-2, Class A1(a)
4,700,000	3.270	09/15/43	4,684,658
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(a)(c)
350,597	1.294	10/25/37	342,743
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(a)(c)
1,030,000	1.544	10/25/37	762,620
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)(c)
2,040,000	1.744	10/25/37	829,755
Countrywide Asset-Backed Certificates Series 2006-ABC1, Class A2(c)
10,025,702	0.454	05/25/36	3,515,376
Countrywide Asset-Backed Certificates Series 2007-2, Class 2A4(c)
20,000,000	0.514	08/25/37	2,639,732

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
First Franklin Mortgage Loan Asset-Backed Certificates Series 2006-FF18, Class A2B(c)
	$6,590,081	0.404%	12/25/37	$3,288,125
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A4(c)
	11,762,000	0.544	10/25/36	3,321,639

				25,751,519

Student Loan(c) — 1.8%
Educational Funding of the South, Inc. Series 2011-1, Class A2
	15,400,000	1.068	04/25/35	13,943,004
GCO Education Loan Funding Trust Series 2006-1, Class A10L
	800,000	0.696	02/27/28	680,392
GCO Education Loan Funding Trust Series 2006-1, Class A11L
	2,000,000	0.736	05/25/36	1,623,182
GCO Education Loan Funding Trust Series 2006-1, Class A8L
	6,500,000	0.636	05/25/25	5,886,604
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2
	10,000,000	1.322	07/01/24	9,680,718
SLM Student Loan Trust Series 2011-2, Class A2
	2,075,000	1.494	10/25/34	1,949,532
US Education Loan Trust LLC Series 2006-1, Class A2(a)
	853,486	0.657	03/01/25	835,335

				34,598,767

TOTAL ASSET-BACKED SECURITIES				$168,704,686

Foreign Debt Obligations — 7.9%
Sovereign — 7.9%
Malaysia Government Bond
MYR	67,305,000	3.434%	08/15/14	$21,448,426
Mexico Cetes(g)
MXN	281,862,270	0.000	01/26/12	20,144,708
Republic of Ivory Coast(h)
	$21,527,000	3.750	12/31/32	10,709,683
Republic of South Africa
ZAR	5,290,000	7.250	01/15/20	629,365
	403,755,000	6.750	03/31/21	46,128,952
	34,590,000	10.500	12/21/26	5,000,638
	33,800,000	10.500	12/21/26	4,886,428
Republic of Venezuela
	$6,640,000	7.750	10/13/19	4,747,600
	13,740,000	12.750	08/23/22	12,400,350
	1,370,000	9.000	05/07/23	959,000
	14,530,000	8.250	10/13/24	9,444,500
	470,000	11.750	10/21/26	388,925
	510,000	9.250	05/07/28	353,175
	17,450,000	11.950	08/05/31	14,309,000

TOTAL FOREIGN DEBT OBLIGATIONS				$151,550,750

Structured Notes — 1.3%
Notas do Tesouro Nacional (Issuer Credit Suisse Nassau)
BRL	4,984,429	6.000%	08/17/40	$2,845,138
	27,340,750	6.000	08/19/40	15,606,245
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)(c)
	11,188,676	6.000	08/15/40	6,386,556

TOTAL STRUCTURED NOTES				$24,837,939

Principal		Interest	Maturity
Amount		Rate	Date	Value
Municipal Debt Obligation — 0.0%
Illinois — 0.0%
Illinois State GO Bonds Taxable-Pension Series 2003
	$490,000	5.100%	06/01/33	$444,744

Government Guarantee Obligations(i) — 0.3%
Bank of Ireland
EUR	1,040,000	6.750%	01/30/12	$1,332,560
	$1,490,000	2.750	03/02/12	1,477,054
	2,120,000	2.750 (a)	03/02/12	2,101,579

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$4,911,193

U.S. Treasury Obligations — 7.1%
United States Treasury Bonds
	$1,400,000	4.750%	02/15/41	$1,929,606
United States Treasury Inflation Protected Securities
	16,397,304	1.875	07/15/13	17,158,303
	14,295,113	2.000	07/15/14	15,400,697
United States Treasury Notes
	20,400,000	0.625	04/30/13	20,519,340
	20,300,000	0.500	05/31/13	20,386,073
	17,400,000	0.375	06/30/13	17,442,629
	21,400,000	0.250	11/30/13	21,402,568
	14,900,000	1.000	09/30/16	15,053,172
	6,400,000	2.000	11/15/21	6,472,512

TOTAL U.S. TREASURY OBLIGATIONS				$135,764,900

Senior Term Loans(j) — 1.5%
Airlines — 0.3%
Delta Air Lines, Inc.
	$5,482,163	5.500%	04/20/17	$5,166,939

Health Care — 0.4%
Community Health Systems, Inc.
	146,221	2.546	07/25/14	141,469
	2,850,858	2.757	07/25/14	2,758,205
Multiplan, Inc.
	4,445,751	4.750	08/26/17	4,219,773

				7,119,447

Metals — 0.1%
Novelis, Inc.
	2,736,181	3.750	03/10/17	2,686,026

Telecommunications — Internet & Data — 0.2%
Level 3 Financing, Inc.
	5,000,000	5.750	09/03/18	4,921,250

Utilities — Electric — 0.2%
Calpine Corp.
	3,293,396	4.500	04/02/18	3,222,028

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Senior Term Loans(j) — (continued)
Wireless Telecommunications — 0.3%
Intelsat Jackson Holdings SA
$5,737,469	5.250%	04/02/18	$5,687,266

TOTAL SENIOR TERM LOANS			$28,802,956

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$1,504,984,083

Short-term Investments — 32.6%
U.S. Treasury Obligations(g)(l) — 8.9%
United States Treasury Bill
$169,500,000	0.000%	03/15/12	$169,493,030

Repurchase Agreement(k) — 23.7%
Joint Repurchase Agreement Account II
$453,100,000	0.042%	01/03/12	$453,100,000

TOTAL SHORT-TERM INVESTMENTS — 32.6%			$622,593,030

TOTAL INVESTMENTS — 111.4%			$2,127,577,113

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.4)%			(217,863,014)

NET ASSETS — 100.0%			$1,909,714,099

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $227,478,558, which represents approximately 11.9% of net assets as of December 31, 2011.

(b) Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2011.

(d) Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e) Pay-in-kind securities.

(f) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $210,735,616, which represents approximately 11.0% of net assets as of December 31, 2011.

(g) Issued with a zero coupon. Income is recognized through the accretion of discount.

(h) Security is currently in default and/or non-income producing.

(i) Guaranteed by a foreign government until maturity.

(j) Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at December 31, 2011. Senior Term Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(k) Joint repurchase agreement was entered into on December 30, 2011. Additional information appears in the Notes to the Schedule of Investments section.

(l) A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
ZAR	— South African Rand

Investment Abbreviations:
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
SART	— Servicer Advance Revolving Trust
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2011, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Gain

Barclays Bank PLC	SEK/NOK	03/21/12	$3,932,023	$87,449
	USD/EUR	03/21/12	3,932,265	112,416
Citibank NA	CHF/EUR	03/21/12	3,029,502	15,218
	JPY/EUR	03/21/12	3,722,440	99,747
	NZD/USD	03/21/12	3,483,721	129,234
	USD/CHF	03/21/12	6,171,072	10,515
Deutsche Bank AG (London)	CAD/EUR	03/21/12	11,439,316	247,466
	NZD/USD	03/21/12	3,272,083	9,853
	USD/EUR	03/21/12	15,517,627	81,081
	USD/GBP	03/21/12	16,272,601	63,475
HSBC Bank PLC	JPY/USD	03/21/12	7,699,136	78,968
	USD/EUR	03/21/12	3,999,616	25,694
	USD/SEK	03/21/12	17,314,570	183,431
JPMorgan Securities, Inc.	GBP/USD	01/31/12	5,965,704	5,110
	USD/CAD	01/13/12	1,398,520	12,822
	USD/EUR	01/20/12	26,361,869	52,467
	USD/EUR	03/21/12	25,530,357	193,662
Morgan Stanley Capital Services, Inc.	USD/EUR	03/21/12	4,003,501	27,070
Royal Bank of Canada	AUD/USD	01/19/12	4,135,336	14,438
	CAD/EUR	03/21/12	3,986,664	94,557
	CAD/USD	03/21/12	10,762,195	65,699
	USD/BRL	01/18/12	22,405,873	324,468
Royal Bank of Scotland PLC	USD/EUR	03/21/12	7,573,107	73,027
UBS AG (London)	JPY/USD	01/25/12	7,518,427	73,523
	USD/CHF	03/21/12	1,756,184	21,816

TOTAL				$2,103,206

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

	Contracts to	Expiration	Current	Unrealized
Counterparty	Buy/Sell	Date	Value	Loss

Barclays Bank PLC	EUR/GBP	03/21/12	$4,387,281	$(10,124)
Citibank NA	EUR/JPY	03/21/12	3,795,299	(72,859)
	USD/NOK	03/21/12	5,968,951	(9,003)
	USD/NZD	03/21/12	16,067,807	(262,908)
Credit Suisse International (London)	EUR/CHF	03/21/12	4,029,726	(27,520)
	EUR/USD	03/21/12	4,006,092	(23,314)
Deutsche Bank AG (London)	EUR/CHF	03/21/12	4,043,263	(42,352)
	EUR/SEK	03/21/12	3,810,961	(21,170)
	EUR/USD	01/20/12	6,118,706	(40,161)
	EUR/USD	03/21/12	4,022,930	(8,223)
	USD/MXN	01/30/12	23,425,023	(568,126)
HSBC Bank PLC	USD/SEK	03/21/12	12,966,613	(190,729)
JPMorgan Securities, Inc.	EUR/CHF	03/21/12	7,090,353	(59,940)
	EUR/USD	03/21/12	15,700,565	(231,669)
	MXN/USD	01/30/12	3,452,968	(25,781)
	USD/AUD	03/21/12	15,543,099	(473,088)
	USD/GBP	01/31/12	14,684,064	(12,579)
Morgan Stanley Capital Services, Inc.	EUR/USD	03/21/12	3,965,940	(83,922)
	USD/ZAR	02/09/12	57,786,254	(1,292,493)
Royal Bank of Canada	CAD/USD	03/21/12	3,759,983	(1,017)
	EUR/CAD	03/21/12	3,722,503	(13,015)
	USD/CAD	01/13/12	5,879,203	(50,235)
	USD/JPY	01/25/12	7,604,476	(74,365)
Royal Bank of Scotland PLC	EUR/SEK	03/21/12	7,684,445	(102,272)
UBS AG (London)	EUR/CAD	03/21/12	4,054,792	(116,051)
	EUR/USD	03/21/12	7,961,671	(110,067)

TOTAL				$(3,922,983)

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At December 31, 2011, the Fund had the following forward sales contracts:

	Interest	Maturity	Settlement	Principal
Description	Rate	Date(f)	Date	Amount	Value

FNMA (Proceeds Receivable: $25,181,094)	4.000%	TBA - 30yr	01/12/12	$(24,000,000)	$(25,207,500)

FUTURES CONTRACTS — At December 31, 2011, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Japan 10 Year Government Bond	(44)	March 2012	$(81,408,860)	$(486,132)
Ultra Long U.S. Treasury Bonds	(4)	March 2012	(640,750)	(20,032)
5 Year U.S. Treasury Notes	58	March 2012	7,148,953	7,785
10 Year U.S. Treasury Notes	(536)	March 2012	(70,283,000)	(279,857)
30 Year U.S. Treasury Bonds	(520)	March 2012	(75,302,500)	(1,728,984)

TOTAL				$(2,507,220)

SWAP CONTRACTS — At December 31, 2011, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC		$120,600	(a)	09/30/13	3 month LIBOR	0.500%	$452,003	$107,442	$344,561
		78,300	(a)	06/20/15	3 month LIBOR	1.000	(92,248)	(253,125)	160,877
	CAD	19,600	(a)	07/21/17	6 month CDOR	2.910	(1,221,560)	—	(1,221,560)
		26,200	(a)	07/22/17	6 month CDOR	2.821	(1,523,867)	—	(1,523,867)
		37,500	(a)	08/09/17	6 month CDOR	2.173	(1,015,340)	—	(1,015,340)
		30,700	(a)	08/29/17	6 month CDOR	2.115	(724,605)	—	(724,605)
		24,300	(a)	08/31/17	6 month CDOR	2.180	(645,731)	—	(645,731)
		27,400	(a)	09/12/17	6 month CDOR	1.830	(267,072)	—	(267,072)
		18,500	(a)	09/13/17	6 month CDOR	1.875	(218,625)	—	(218,625)
		16,100	(a)	09/14/17	6 month CDOR	1.898	(206,629)	—	(206,629)
		26,800	(a)	07/21/22	3.696%	6 month CDOR	3,176,680	—	3,176,680
		35,800	(a)	07/22/22	3.624	6 month CDOR	4,014,649	—	4,014,649
		50,900	(a)	08/09/22	3.158	6 month CDOR	3,558,347	—	3,558,347
		41,300	(a)	08/29/22	2.972	6 month CDOR	2,153,071	—	2,153,071

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Bank of America Securities LLC (continued)	CAD	32,800	(a)	08/31/22	3.029%	6 month CDOR	$1,870,136	$—	$1,870,136
		37,000	(a)	09/12/22	2.631	6 month CDOR	783,186	—	783,186
		24,500	(a)	09/13/22	2.627	6 month CDOR	507,754	—	507,754
		21,400	(a)	09/14/22	2.658	6 month CDOR	501,512	—	501,512
		7,800	(a)	07/21/42	6 month CDOR	4.010%	(2,184,688)	—	(2,184,688)
		10,400	(a)	07/22/42	6 month CDOR	3.949	(2,785,233)	—	(2,785,233)
		14,600	(a)	08/09/42	6 month CDOR	3.586	(2,832,833)	—	(2,832,833)
		11,500	(a)	08/29/42	6 month CDOR	3.325	(1,618,844)	—	(1,618,844)
		9,100	(a)	08/31/42	6 month CDOR	3.377	(1,374,038)	—	(1,374,038)
		9,800	(a)	09/12/42	6 month CDOR	2.900	(537,276)	—	(537,276)
		6,500	(a)	09/13/42	6 month CDOR	2.850	(291,045)	—	(291,045)
		5,700	(a)	09/14/42	6 month CDOR	2.888	(297,843)	—	(297,843)
Barclays Bank PLC	EUR	73,050	(a)	12/20/14	6 month EURO	1.375	(106,894)	—	(106,894)
		51,250	(a)	12/27/14	6 month EURO	1.448	(161,892)	—	(161,892)
		20,130	(a)	09/30/18	2.650	6 month EURO	435,688	—	435,688
		78,300	(a)	12/20/19	2.362	6 month EURO	432,757	—	432,757
		54,980	(a)	12/27/19	2.430	6 month EURO	589,540	—	589,540
		10,740	(a)	09/30/23	6 month EURO	3.005	(294,080)	—	(294,080)
		30,510	(a)	12/20/27	6 month EURO	2.780	(20,844)	—	(20,844)
		21,490	(a)	12/27/27	6 month EURO	2.868	(307,810)	—	(307,810)
Citibank NA	MXN	536,080		12/16/13	4.945	Mexico Interbank TIIE 28 Days	(126,604)	(169)	(126,435)
	GBP	7,000	(a)	06/20/14	6 month BP	1.500	(35,941)	(35,675)	(266)
	EUR	70,000	(a)	06/20/17	6 month EURO	2.250	(1,855,464)	(964,220)	(891,244)
		111,200	(a)	09/30/18	2.551	6 month EURO	1,745,605	—	1,745,605
		63,520	(a)	10/04/18	2.623	6 month EURO	1,253,185	—	1,253,185
		60,000	(a)	09/30/23	6 month EURO	2.890	(869,803)	—	(869,803)
		34,500	(a)	10/04/23	6 month EURO	2.983	(848,278)	—	(848,278)
		$55,500	(a)	06/20/27	3 month LIBOR	2.750	(1,964,518)	(1,045,230)	(919,288)
	GBP	3,780	(a)	06/20/42	3.000	6 month BP	(58,221)	(175,449)	117,228
Credit Suisse First Boston Corp.	MXN	808,300		12/11/13	4.920	Mexico Interbank TIIE 28 Days	(213,753)	(182)	(213,571)
	EUR	60,200	(a)	09/09/14	6 month EURO	1.810	(345,815)	—	(345,815)
		51,200	(a)	09/09/14	6 month EURO	1.828	(305,377)	—	(305,377)
		58,800	(a)	09/23/14	6 month EURO	1.770	(300,506)	—	(300,506)
		45,000	(a)	12/02/14	6 month EURO	1.850	(243,494)	—	(243,494)
		41,300	(a)	12/09/14	6 month EURO	1.810	(199,856)	—	(199,856)
		27,900	(a)	12/09/14	6 month EURO	1.850	(148,990)	—	(148,990)
		41,000	(a)	09/09/16	2.365	6 month EURO	745,416	—	745,416
		34,800	(a)	09/09/16	2.395	6 month EURO	671,328	—	671,328
		40,000	(a)	09/23/16	2.250	6 month EURO	532,736	—	532,736
		30,700	(a)	12/02/16	2.435	6 month EURO	523,119	—	523,119
		28,100	(a)	12/09/16	2.400	6 month EURO	433,769	—	433,769
		19,000	(a)	12/09/16	2.445	6 month EURO	324,780	—	324,780
		58,280	(a)	09/30/18	2.504	6 month EURO	752,113	—	752,113
	JPY	22,718,000	(a)	06/20/19	6 month JYOR	0.750	(205,073)	(425,436)	220,363
	EUR	9,300	(a)	09/09/20	6 month EURO	2.900	(299,913)	—	(299,913)
		7,900	(a)	09/09/20	6 month EURO	2.935	(277,447)	—	(277,447)
		9,000	(a)	09/23/20	6 month EURO	2.690	(126,918)	—	(126,918)

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Credit Suisse First Boston Corp. (continued)	EUR	6,900	(a)	12/02/20	6 month EURO	3.000%	$(240,480)	$—	$(240,480)
		6,400	(a)	12/09/20	6 month EURO	2.970	(204,426)	—	(204,426)
		4,300	(a)	12/09/20	6 month EURO	3.020	(154,873)	—	(154,873)
		31,760	(a)	09/30/23	6 month EURO	2.844	(296,724)	—	(296,724)
	GBP	1,730	(a)	06/20/42	3.000%	6 month BP	(26,646)	(62,597)	35,951
Deutsche Bank Securities, Inc.		$5,500	(a)	09/30/13	0.500	3 month LIBOR	(20,614)	(23,000)	2,386
	MXN	1,578,740		12/13/13	4.945	Mexico Interbank TIIE 28 Days	(367,157)	(1,470)	(365,687)
	EUR	189,400	(a)	09/16/14	6 month EURO	1.700	(815,453)	—	(815,453)
		$5,100		02/28/15	3 month LIBOR	1.414	(110,961)	—	(110,961)
	EUR	128,900	(a)	09/16/16	2.210	6 month EURO	1,564,820	—	1,564,820
		$104,400	(a)	06/20/17	3 month LIBOR	1.750	(1,756,621)	(1,411,063)	(345,558)
	EUR	70,000	(a)	06/20/17	2.250	6 month EURO	1,855,463	262,489	1,592,974
		1,300	(a)	06/20/19	2.500	6 month EURO	37,715	16,750	20,965
		$110,900	(a)	10/14/19	2.945	3 month LIBOR	3,097,787	—	3,097,787
		113,700	(a)	11/25/19	2.539	3 month LIBOR	822,340	—	822,340
		117,300	(a)	12/06/19	2.785	3 month LIBOR	2,108,206	—	2,108,206
	EUR	29,100	(a)	09/16/20	6 month EURO	2.700	(447,549)	—	(447,549)
		$13,800	(a)	06/20/22	3 month LIBOR	2.500	(433,192)	(225,290)	(207,902)
		12,900	(a)	06/20/22	2.500	3 month LIBOR	404,941	376,794	28,147
		45,600	(a)	10/14/29	3 month LIBOR	3.319	(2,551,671)	—	(2,551,671)
		46,000	(a)	11/25/29	3 month LIBOR	2.910	(224,290)	—	(224,290)
		48,500	(a)	12/06/29	3 month LIBOR	3.152	(1,613,903)	—	(1,613,903)
		19,100	(a)	06/20/32	2.750	3 month LIBOR	541,734	(7,346)	549,080
		$12,100	(a)	06/20/42	3 month LIBOR	2.750	(255,411)	207,269	(462,680)
	GBP	5,510	(a)	06/20/42	6 month BP	3.000	84,866	258,374	(173,508)
JPMorgan Securities, Inc.		115,100	(a)	09/30/13	0.500	3 month LIBOR	(431,389)	(488,000)	56,611
		99,700	(a)	06/20/14	3 month LIBOR	1.000	(410,143)	(330,000)	(80,143)
	EUR	86,100	(a)	09/20/14	6 month EURO	1.840	(520,536)	—	(520,536)
		124,300	(a)	09/23/14	6 month EURO	1.750	(604,021)	—	(604,021)
		59,000	(a)	09/20/16	2.350	6 month EURO	1,009,443	—	1,009,443
		36,900	(a)	09/23/16	2.230	6 month EURO	464,159	—	464,159
		47,600	(a)	09/23/16	2.240	6 month EURO	616,354	—	616,354
		$44,600	(a)	06/20/17	3month LIBOR	1.750	(750,434)	(642,142)	(108,292)
	EUR	13,300	(a)	09/20/20	6 month EURO	2.820	(331,334)	—	(331,334)
		8,300	(a)	09/23/20	6 month EURO	2.665	(100,041)	—	(100,041)
		10,700	(a)	09/23/20	6 month EURO	2.690	(150,891)	—	(150,891)
		$18,600	(a)	06/20/22	2.500	3 month LIBOR	583,868	531,753	52,115
		21,200	(a)	06/20/22	3 month LIBOR	2.500	(665,484)	(416,155)	(249,329)
Morgan Stanley Capital Services, Inc.	EUR	37,760	(a)	12/20/14	6 month EURO	1.395	(74,338)	—	(74,338)
		106,200	(a)	12/21/14	6 month EURO	1.370	(140,402)	—	(140,402)
		40,460	(a)	12/20/19	2.380	6 month EURO	284,075	—	284,075
		113,500	(a)	12/21/19	2.354	6 month EURO	540,646	—	540,646
		15,760	(a)	12/20/27	6 month EURO	2.790	(35,930)	—	(35,930)
		44,190	(a)	12/21/27	6 month EURO	2.770	43,356	—	43,356

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged			Upfront
	Notional				Payments	Payments		Payments
	Amount			Termination	Received by	Made by	Market	Made (Received)	Unrealized
Counterparty	(000s)			Date	the Fund	the Fund	Value	by the Fund	Gain (Loss)

Royal Bank of Canada	CAD	12,600	(a)	09/26/17	6 month CDOR	1.838%	$(120,617)	$—	$(120,617)
		11,100	(a)	09/27/17	6 month CDOR	1.921	(149,224)	—	(149,224)
		16,700	(a)	09/26/22	2.568%	6 month CDOR	245,944	—	245,944
		14,700	(a)	09/27/22	2.697	6 month CDOR	382,549	—	382,549
		4,400	(a)	09/26/42	6 month CDOR	2.723	(82,463)	—	(82,463)
		3,900	(a)	09/27/42	6 month CDOR	2.882	(197,985)	—	(197,985)
UBS AG (London)	EUR	54,830	(a)	08/26/14	6 month EURO	1.940	(410,946)	—	(410,946)
		37,370	(a)	08/26/16	2.518	6 month EURO	913,535	—	913,535
		8,520	(a)	08/26/20	6 month EURO	3.070	(401,762)	—	(401,762)

TOTAL							$(1,193,704)	$(4,745,678)	$3,551,974

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2011.

CREDIT DEFAULT SWAP CONTRACTS

			Rates		Credit		Upfront
		Notional	Received		Spread at		Payments
	Referenced	Amount	(Paid) by	Termination	December 31, 2011	Market	Made (Received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(Basis Points)(b)	Value	by the Fund	Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$54,800	(1.000)%	06/20/14	92	$(124,917)	$(497,639)	$372,722
	CDX North America High Yield Index 17	49,833	(5.000)	12/20/16	680	3,418,228	4,146,833	(728,605)
Citibank NA	iTraxx SovX Western Europe Index 6	2,620	(1.000)	12/20/16	352	281,056	281,605	(549)
Deutsche Bank Securities LLC	CDX North America Investment Grade Index 16	20,200	(1.000)	06/20/14	92	(46,046)	(194,081)	148,035
	iTraxx SovX Western Europe Index 6	10,640	(1.000)	12/20/16	352	1,141,388	1,205,502	(64,114)
HSBC Bank PLC	iTraxx SovX Western Europe Index 6	29,740	(1.000)	12/20/16	352	3,190,309	3,082,208	108,101
JPMorgan Securities, Inc.	CDX North America Investment Grade Index 16	54,000	(1.000)	06/20/14	92	(123,093)	(538,683)	415,590
	CDX North America High Yield Index 17	142,672	(5.000)	12/20/16	680	9,786,327	13,525,182	(3,738,855)

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS (continued)

			Rates		Credit		Upfront Payments
		Notional	Received		Spread at		Made
	Referenced	Amount	(Paid) by	Termination	December 31, 2011	Market	(Received)	Unrealized
Counterparty	Obligation	(000s)	Fund	Date	(Basis Points)(b)	Value	by the Fund	Gain (Loss)

Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	$95,600	(1.000)%	06/20/14	92	$(217,921)	$(809,135)	$591,214
	CDX North America High Yield Index 17	15,680	(5.000)	12/20/16	680	1,075,549	1,338,430	(262,881)
UBS AG (London)	iTraxx SovX Western Europe Index 6	11,750	(1.000)	12/20/16	352	1,260,461	1,239,141	21,320

Protection Sold:

Bank of America Securities LLC	CDX North America Investment Grade Index 16	54,800	1.000	06/20/16	117	(378,544)	69,911	(448,455)
Deutsche Bank Securities, Inc.	CDX North America Investment Grade Index 16	10,475	1.000	06/20/16	117	(72,359)	28,345	(100,704)
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16	73,100	1.000	06/20/16	117	(504,956)	89,146	(594,102)

TOTAL						$18,685,482	$22,966,765	$(4,281,283)

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

TOTAL RETURN SWAP CONTRACTS

	Notional
	Amount	Reference	Termination	Financing	Unrealized
Counterparty	(000s)	Security	Date	Fee#	Gain (Loss)*

Bank of America Securities LLC	$25,380	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 4.500%, Series 9	01/12/40	One month LIBOR	$254,520
Citibank NA	18,000	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	123,890
	36,589	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 5.000%, Series 9	01/12/40	One month LIBOR	315,098
	37,610	Markit IOS Ginnie-Mae Index, 30 yr Fixed Rate, 5.000%, Series 10	01/12/41	One month LIBOR	253,373
Credit Suisse International (London)	35,675	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 5.500%, Series 5	01/12/36	One month LIBOR	358,478
	18,088	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 5.000%, Series 10	01/12/41	One month LIBOR	(81,375)
Morgan Stanley Capital Services, Inc.	42,616	Markit IOS Ginnie-Mae Index, 30 yr Fixed Rate, 5.000%, Series 10	01/12/41	One month LIBOR	88,608

TOTAL					$1,312,592

* There are no upfront payments on the swap contract(s), therefore the unrealized gain/loss of the swap contract(s) is equal to their market value.

# The Fund receives monthly coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

GOLDMAN SACHS STRATEGIC INCOME FUND
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — For the period ended December 31, 2011, the Fund had the following written swaptions activity:

	Notional
	Amount	Premiums
	(000s)	Received

Contracts Outstanding March 31, 2011	$77,000	$(838,465)

Contracts Written	5,315,800	(113,872,284)
Contracts Bought to Close	(5,061,300)	111,055,288
Contracts Expired	(331,500)	3,655,461

Contracts Outstanding December 31, 2011	$—	$—

TAX INFORMATION — At December 31, 2011, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,198,539,432

Gross unrealized gain	11,456,410
Gross unrealized loss	(82,418,729)

Net unrealized security loss	$(70,962,319)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. If accurate quotations are not readily available, or if Goldman Sachs Asset Management, L.P. (“GSAM”) or Goldman Sachs Asset Management International (“GSAMI”) believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the investment company on the valuation date.
     GSAM and GSAMI, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what they believe to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; and trading halts or suspensions.
Fair Value of Investments — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM and GSAMI’s assumptions in determining fair value measurement).
     The levels used for classifying investments are not necessarily an indication of the risk associated with investing in those investments.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The following is a summary of the Funds’ investments and derivatives categorized in the fair value hierarchy as of December 31, 2011:

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$402,475,175	$—
Mortgage-Backed Obligations	—	590,382,232	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	451,744,096	55,506,335	—
Asset-Backed Securities	—	63,788,890	—
Foreign Debt Obligations	—	34,506,297	—
Municipal Debt Obligations	—	8,345,355	—
Government Guarantee Obligations	—	194,442,708	—
Short-term Investments	38,998,396	9,200,000	—

Total	$490,742,492	$1,358,646,992	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(106,389,924)	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts*	$—	$431,179	$—
Futures Contracts*	1,146,589	—	—
Interest Rate Swap Contracts*	—	823,676	—
Credit Default Swap Contracts*	—	1,189,403	—

Total	$1,146,589	$2,444,258	$—

Liabilities
Forward Foreign Currency Exchange Contracts*	$—	$(443,800)	$—
Futures Contracts*	(16,413)	—	—
Interest Rate Swap Contracts*	—	(1,278,350)	—
Credit Default Swap Contracts*	—	(1,371,240)	—

Total	$(16,413)	$(3,093,390)	$—

CORE PLUS FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$82,910,043	$—
Mortgage-Backed Obligations	—	137,252,024	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	79,983,764	9,213,196	—
Asset-Backed Securities	—	29,665,653	—
Foreign Debt Obligations	—	6,800,595	—
Structured Notes	—	1,968,788	—
Municipal Debt Obligations	—	1,901,195	—
Government Guarantee Obligations	—	1,978,810	—
Short-term Investments	—	25,500,000	—

Total	$79,983,764	$297,190,304	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(22,542,579)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE PLUS FIXED INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts*	$—	$116,839	$—
Futures Contracts*	304,906	—	—
Interest Rate Swap Contracts*		1,032,019	—
Credit Default Swap Contracts*	—	232,751	—

Total	$304,906	$1,381,609	$—

Liabilities
Forward Foreign Currency Exchange Contracts*	$—	$(197,754)	$—
Futures Contracts*	(201,449)	—	—
Interest Rate Swap Contracts*	—	(1,008,227)	—
Credit Default Swap Contracts*	—	(393,462)	—

Total	$(201,449)	$(1,599,443)	$—

GLOBAL INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Foreign Sovereign Debt Obligations	$296,573,659	$76,986,543	$—
Corporate Obligations	—	189,711,411	—
Foreign Debt Obligations	—	21,847,810	—
Asset-Backed Securities	—	28,862,912	—
Mortgage-Backed Obligations	—	100,369,623	—
Government Guarantee Obligations	—	82,592,396	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	66,182,336	—	—
Short-term Investments	—	29,249,039	—

Total	$362,755,995	$529,619,734	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts*	$—	$2,427,090	$—
Futures Contracts*	181,123	—	—
Interest Rate Swap Contracts*	—	3,408,540	—
Credit Default Swap Contracts*	—	513,395	—

Total	$181,123	$6,349,025	$—

Liabilities
Forward Foreign Currency Exchange Contracts*	$—	$(2,750,915)	$—
Futures Contracts*	(716,746)	—	—
Interest Rate Swap Contracts*	—	(2,946,180)	—
Credit Default Swap Contracts*	—	(365,673)	—

Total	$(716,746)	$(6,062,768)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$247,947,538	$—
Mortgage-Backed Obligations	—	742,019,377	—
Asset-Backed Securities	—	168,704,686	—
Foreign Debt Obligations	—	151,550,750	—
Structured Notes	—	24,837,939	—
Municipal Debt Obligations	—	444,744	—
Government Guarantee Obligations	—	4,911,193	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	135,764,900	—	—
Senior Term Loans	—	28,802,956	—
Short-term Investments	169,493,030	453,100,000	—

Total	$305,257,930	$1,822,319,183	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(25,207,500)	$—

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts*	$—	$2,103,206	$—
Futures Contracts*	7,785	—	—
Interest Rate Swap Contracts*	—	40,279,843	—
Credit Default Swap Contracts*	—	1,656,982	—
Total Return Swap Contracts*	—	1,393,967	—

Total	$7,785	$45,433,998	$—

Liabilities
Forward Foreign Currency Exchange Contracts*	$—	$(3,922,983)	$—
Futures Contracts*	(2,515,005)	—	—
Interest Rate Swap Contracts*	—	(36,727,869)	—
Credit Default Swap Contracts*	—	(5,938,265)	—
Total Return Swap Contracts*	—	(81,375)	—

Total	$(2,515,005)	$(46,670,492)	$—

* Amount shown represents unrealized gain (loss) at period end.
Investments in Derivatives — The Funds may make investments in derivative instruments, including, but not limited to options, futures, swaps, swaptions and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and/or the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
     During the period ended December 31, 2011, the Funds entered into certain derivative contract types. These instruments were used to meet the Funds’ investment objectives and to obtain and/or manage exposure related to the risks below. The following tables set forth, by certain risk types, the gross value of these derivative contracts for trading activities as of December 31, 2011. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Core Fixed Income

Risk	Assets	Liabilities

Interest rate	$1,970,265	$(1,294,763)

Credit	1,189,403	(1,371,240)

Currency	431,179	(443,800)

Total	$3,590,847	$(3,109,803)

Core Plus Fixed Income

Risk	Assets	Liabilities

Interest rate	$1,336,925	$(1,209,676)

Credit	232,751	(393,462)

Currency	116,839	(197,754)

Total	$1,686,515	$(1,800,892)

Global Income

Risk	Assets	Liabilities

Interest rate	$3,589,663	(3,662,926)

Credit	513,395	(365,673)

Currency	2,427,090	(2,750,915)

Total	$6,530,148	$(6,779,514)

Strategic Income

Risk	Assets	Liabilities

Interest rate	$41,681,595	$(39,324,249)

Credit	1,656,982	(5,938,265)

Currency	2,103,206	(3,922,983)

Total	$45,441,783	$(49,185,497)

Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within unrealized gain (loss) on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within realized gain (loss) on foreign currency transactions.
Forward Foreign Currency Exchange Contracts — All forward foreign currency exchange contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Funds on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
     Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk, and the overall risk at the portfolio level may be mitigated by any applicable related and offsetting transactions. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Futures Contracts — Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and the last ask price for short positions at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Options — When the Funds write call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current market value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss on the underlying future, swap, security or currency transaction, and the liability related to such option is extinguished. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the future, swap, security or currency transaction that the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under written option contracts.
     Upon the purchase of a call option or a put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied voluntary parameters at specified terms. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying future, swap, security or currency transaction, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the future, swap, security or currency transaction which the Funds purchase upon exercise will be increased by the premium originally paid. The Fund’s maximum exposure to purchased options is limited to the premium initially paid. Purchased over the counter options are subject to the risk that the counterparty may default on its obligations, which could result in a loss to the Funds.
Swap Contracts — Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds, are recorded as an asset and/or liability, and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations.
     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, GSAM considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which is recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
     The Funds may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.
     As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.
     The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
     A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.
Mortgage-Backed and Asset-Backed Securities — The Funds may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
     The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
     Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security through maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded as gains.
Mortgage Dollar Rolls — The Funds may enter into mortgage dollar rolls (“dollar rolls”) in which the Funds sell securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds treat dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrue interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds from the transaction may be restricted pending a determination by, or with respect to, the other counterparty.
Repurchase Agreements — The Funds may enter into repurchase agreements which involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.
JOINT REPURCHASE AGREEMENT ACCOUNT II — At December 31 2011, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of January 3, 2012, as follows:

			Collateral
	Principal	Maturity	Allocation
Fund	Amount	Value	Value

Core Fixed Income	$9,200,000	$9,200,043	$9,405,195

Core Plus Fixed Income	25,500,000	25,500,120	26,068,746

Strategic Income	453,100,000	453,102,135	463,205,832

REPURCHASE AGREEMENTS — At December 31, 2011, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

	Interest	Core Fixed	Core Plus	Strategic
	Rate	Income	Fixed Income	Income

BNP Paribas Securities	0.060%	$2,037,927	$5,648,603	$100,367,929

Credit Suisse Securities LLC	0.020	2,311,308	6,406,343	113,831,920

JPMorgan Securities LLC	0.040	2,116,959	5,867,659	104,260,246

Wells Fargo Securities LLC	0.050	2,733,806	7,577,395	134,639,905

TOTAL		$9,200,000	$25,500,000	$453,100,000

At December 31, 2011, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates

Federal Home Loan Mortgage Corp.	3.500 to 5.000%	02/01/25 to 01/01/42

Federal National Mortgage Association	3.000 to 7.500	04/01/13 to 11/01/51

Government National Mortgage Association	3.500 to 5.500	12/15/26 to 12/20/41

U.S. Treasury Notes	0.125 to 5.125	12/31/11 to 08/15/20

Senior Term Loans — The Strategic Income Fund may invest in Senior Term Loans, which are not registered securities under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior Term Loans are portions of loans originated by banks and sold in pieces to investors, typically on an extended settlement basis. These floating rate loans (“Loans”) in which the Fund invests are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of loans from third parties (“Assignments”). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Senior Term Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Senior Term Loans are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2011 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)
Structured Notes — The Funds may invest in structured notes, the values of which are based on the price movements of a reference security or index. Fluctuations in value are recorded as unrealized gain or loss. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. On the termination date, the Funds will receive a payment from the issuer based on the value of the referenced security (notional amount multiplied by price of the referenced security) and record a realized gain or loss. Structured notes are subject to various risks including credit, issuer, liquidity and interest rate risks.
Treasury Inflation Protected Securities — The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.
When-Issued Securities and Forward Commitments — The Funds may purchase when-issued securities, including TBA (“To Be Announced”) securities that have been authorized, but not yet issued in the market. When-issued securities are purchased in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although the Funds will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for their portfolios, the Funds may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss. When purchasing a security on a when-issued basis or entering into a forward commitment, the Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
The Funds’ risk include, but are not limited to, the following:
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Funds’ Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.
Liquidity Risk — The Funds may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.
Portfolio Concentration Risk — As a result of certain of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 27, 2012

By (Signature and Title)*	/s/ GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	February 27, 2012

* Print the name and title of each signing officer under his or her signature.